UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)

Banks (24.0%):
Atlantic Capital Bancshares, Inc.(a)	51,200	$858
Banc of California, Inc.	48,300	913
Bridge Bancorp, Inc.	35,800	1,189
Civista Bancshares, Inc.	21,543	519
Financial Institutions, Inc.	28,700	901
First BanCorp	24,600	997
First Bank Williamstown NJ	55,600	731
First Foundation, Inc.(a)	75,600	1,181
First Internet Bancorp(b)	32,650	994
First Mid-Illinois Bancshares, Inc.	25,600	1,032
Franklin Financial Network, Inc.(a)(b)	29,050	1,136
German American BanCorp	44,500	1,570
Green Bancorp, Inc.	37,600	831
Guaranty Bancorp	43,900	1,304
HarborOne BanCorp, Inc.(a)(b)	55,000	1,052
Heritage Commerce Corp.	76,319	1,139
Heritage Financial Corp.(b)	50,700	1,781
Hometrust Bancshares, Inc.(a)	49,500	1,443
Howard BanCorp, Inc.(a)	62,500	1,106
Independent Bank Corp.	64,260	1,520
Mercantile Bank Corp.	46,090	1,538
Northeast BanCorp	34,000	738
Origin BanCorp, Inc.(b)	32,436	1,221
Peoples BanCorp, Inc.	39,040	1,368
People’s Utah Bancorp	27,498	934
Qcr Holdings, Inc.	27,000	1,103
SB One BanCorp(b)	40,600	1,023
Smartfinancial, Inc.(a)	44,000	1,036
Southern National BanCorp of Virginia, Inc.(b)	84,000	1,361
Trico Bancshares	44,650	1,723
Univest Corp. of Pennsylvania	55,105	1,458
Washington Trust BanCorp, Inc.	24,700	1,366
		37,066
Capital Markets (1.6%):
Cowen Group, Inc., Class A(a)(b)	92,600	1,510
Diamond Hill Investment Group, Inc.	6,000	992
		2,502
Communication Services (1.9%):
Entravision Communications Corp., Class A	171,657	841
Marcus Corp.	52,275	2,198
		3,039
Consumer Discretionary (11.4%):
Carrols Restaurant Group, Inc.(a)(b)	152,736	2,230
K12, Inc.(a)	88,330	1,563
Kirkland’s, Inc.(a)	97,023	979
Malibu Boats, Inc., Class A(a)	41,887	2,292
MarineMax, Inc.(a)(b)	76,064	1,616
Modine Manufacturing Co.(a)	89,600	1,335
Motorcar Parts of America, Inc.(a)(b)	64,600	1,515
Nautilus, Inc.(a)	93,250	1,301
Ruth’s Hospitality Group, Inc.(b)	64,147	2,024
The Buckle, Inc.(b)	31,057	716
Tower International, Inc.	39,500	1,195
Unifi, Inc.(a)	40,085	1,136
		17,902
Consumer Finance (0.9%):
Ezcorp, Inc.(a)(b)	129,800	1,389

Energy (6.4%):
Earthstone Energy, Inc., Class A(a)(b)	141,523	1,327
Lilis Energy, Inc.(a)(b)	245,288	1,202
Matrix Service Co.(a)	55,664	1,372
Natural Gas Services Group, Inc.(a)	52,493	1,108

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Newpark Resources, Inc.(a)	159,335	$1,649
Pioneer Energy Services Corp.(a)	239,342	706
Ring Energy, Inc.(a)(b)	93,880	930
Sanchez Energy Corp.(a)(b)	235,032	541
Solaris Oilfield Infrastructure, Inc., Class A(a)(b)	51,560	974
		9,809
Health Care (4.9%):
Addus HomeCare Corp.(a)	33,222	2,330
Capital Senior Living Corp.(a)(b)	145,440	1,373
Invacare Corp.(b)	76,408	1,112
Orthofix Medical, Inc.(a)	25,815	1,492
RTI Surgical, Inc.(a)	294,692	1,326
		7,633
Industrials (16.0%):
Columbus McKinnon Corp.(b)	37,635	1,488
Covenant Transport Group, Inc., Class A(a)	58,438	1,698
CRA International, Inc.	16,400	824
CSW Industrials, Inc.(a)	14,600	784
Daseke, Inc.(a)	96,066	770
Ducommon, Inc.(a)	49,115	2,006
DXP Enterprise, Inc.(a)	24,400	978
Eagle Bulk Shipping, Inc.(a)	211,300	1,188
Echo Global Logistics, Inc.(a)(b)	40,379	1,250
Foundation Building Materials, Inc.(a)	85,000	1,060
Global Brass & Copper Holdings, Inc.	28,400	1,048
Great Lakes Dredge & Dock Corp.(a)	194,500	1,206
Kelly Services, Inc., Class A	60,763	1,460
MYR Group, Inc.(a)	28,800	940
NN, Inc.	43,650	681
Orion Group Holdings, Inc.(a)	129,700	979
Park-Ohio Holdings Corp.	23,100	886
SP Plus Corp.(a)	32,700	1,194
Spartan Motors, Inc.	86,700	1,279
Team, Inc.(a)(b)	54,900	1,235
Titan International, Inc.	139,900	1,038
USA Truck, Inc.(a)	35,724	723
		24,715
Information Technology (8.8%):
ADTRAN, Inc.(b)	72,317	1,276
Applied Optoelectronics, Inc.(a)(b)	17,851	440
Cohu, Inc.(b)	49,847	1,251
Control4 Corp.(a)(b)	32,400	1,113
Digi International, Inc.(a)	86,547	1,164
FormFactor, Inc.(a)	99,520	1,368
Harmonic, Inc.(a)(b)	235,000	1,293
I3 Verticals, Inc.(a)	58,100	1,335
Neophotonics Corp.(a)(b)	196,917	1,635
Photronics, Inc.(a)	89,260	879
Rudolph Technologies, Inc.(a)	30,599	748
ScanSource, Inc.(a)	24,646	983
		13,485
Insurance (1.6%):
HCI Group, Inc.	26,300	1,151
Heritage Insurance Holdings, Inc.(b)	92,000	1,363
		2,514
Materials (3.7%):
Haynes International, Inc.	36,700	1,303
Koppers Holdings, Inc.(a)	24,950	777
Ryerson Holding Corp.(a)	78,700	889
Schnitzer Steel Industries, Inc.	53,000	1,433
SunCoke Energy, Inc.(a)	117,000	1,360
		5,762

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Real Estate (7.9%):
Bluerock Residential Growth REIT, Inc.(b)	142,000	$1,392
Cedar Realty Trust, Inc.	319,000	1,486
City Office REIT, Inc.	95,500	1,205
Community Healthcare Trust, Inc.(b)	30,200	936
Independence Realty Trust, Inc.	95,400	1,005
MedEquities Realty Trust, Inc.	84,680	823
NexPoint Residential Trust, Inc.	58,300	1,935
Tier REIT, Inc.	42,200	1,017
Umh Properties, Inc.	62,000	970
Urstadt Biddle Properties, Inc., Class A	62,300	1,326
		12,095
Thrifts & Mortgage Finance (6.7%):
Bridgewater Bancshares, Inc.(a)	90,000	1,172
First Defiance Financial Corp.	36,600	1,102
Home BanCorp, Inc.	28,774	1,251
Homestreet, Inc.(a)	45,261	1,199
PCSB Financial Corp.	71,500	1,454
Territorial BanCorp, Inc.(b)	36,800	1,087
United Community Financial Corp.	147,122	1,423
United Financial Bancorp, Inc.	99,020	1,667
		10,355
Total Common Stocks (Cost $122,058)		148,266

Collateral for Securities Loaned (13.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	3,791,160	3,791
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	5,953,054	5,953
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	1,895,800	1,896
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	1,184,671	1,185
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	6,397,170	6,397
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	2,369,342	2,369
Total Collateral for Securities Loaned (Cost $21,591)		21,591
Total Investments (Cost $143,649) — 109.7%		169,857
Liabilities in excess of other assets — (9.7)%		(15,026)
NET ASSETS - 100.00%		$154,831

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2018.

REIT—Real Estate Investment Trust

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)

Communication Services (2.8%):
CenturyLink, Inc.	32,169	$682
Cinemark Holdings, Inc.	15,131	608
TEGNA, Inc.	70,585	844
		2,134
Consumer Discretionary (8.5%):
Aramark	16,053	691
Brunswick Corp.	8,865	594
Caesars Entertainment Corp.(a)(b)	59,412	609
Foot Locker, Inc.	10,893	555
Kohl’s Corp.	6,923	516
Macy’s, Inc.	11,913	414
PVH Corp.	4,076	589
Royal Caribbean Cruises Ltd.(b)	6,461	839
Tapestry, Inc.	13,796	693
Wyndham Hotels & Resorts, Inc.	8,740	486
Wyndham Worldwide Corp.	11,503	499
		6,485
Consumer Staples (5.1%):
Constellation Brands, Inc., Class A	2,884	622
Lamb Weston Holdings, Inc.	12,395	825
Pinnacle Foods, Inc.	8,545	554
Post Holdings, Inc.(a)	5,039	494
The Kroger Co.(b)	27,090	789
US Foods Holding Corp.(a)	17,940	553
		3,837
Energy (7.2%):
Delek US Holdings, Inc.	14,891	632
Diamondback Energy, Inc.(b)	5,284	714
Hess Corp.	10,212	731
HollyFrontier Corp.	9,352	654
Marathon Oil Corp.	34,985	814
National Oilwell Varco, Inc.	13,119	565
Parsley Energy, Inc., Class A(a)	22,007	644
WPX Energy, Inc.(a)	38,785	780
		5,534
Financials (18.2%):
Affiliated Managers Group, Inc.	3,263	446
Ally Financial, Inc.	35,428	937
American Financial Group, Inc.	7,911	878
Arthur J. Gallagher & Co.	12,348	919
CIT Group, Inc.	11,025	569
E*TRADE Financial Corp.(a)	12,359	647
FNB Corp.(b)	49,791	633
FNF Group	16,982	668
Hanover Insurance Group, Inc.	5,080	627
Huntington Bancshares, Inc.	54,838	818
Lincoln National Corp.	11,806	799
LPL Financial Holdings, Inc.	8,067	520
PacWest Bancorp	11,486	547
Raymond James Financial, Inc.	7,784	718
SunTrust Banks, Inc.	12,900	862
Synovus Financial Corp.	17,844	817
The Allstate Corp.	7,932	783
Voya Financial, Inc.	16,932	841
Zions BanCorp	17,550	881
		13,910
Health Care (7.8%):
Cardinal Health, Inc.	11,173	603
Encompass Health Corp.	9,563	745
Hill-Rom Holdings, Inc.	9,277	876
Laboratory Corp. of America Holdings(a)	5,917	1,029
Molina Healthcare, Inc.(a)	5,134	763

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Perrigo Co. PLC	12,220	$865
Zimmer Biomet Holdings, Inc.	8,343	1,097
		5,978
Industrials (13.0%):
Cummins, Inc.	4,201	614
Dycom Industries, Inc.(a)	9,395	795
EMCOR Group, Inc.	6,125	460
Huntington Ingalls Industries, Inc.	3,832	981
Kansas City Southern	5,715	647
Kirby Corp.(a)(b)	5,337	439
L3 Technologies, Inc.	5,070	1,078
Navistar International Corp.(a)	13,327	513
Old Dominion Freight Line, Inc.	3,968	640
Oshkosh Corp.	6,078	433
Owens Corning, Inc.	11,182	607
Parker-Hannifin Corp.	4,381	806
Stanley Black & Decker, Inc.	5,963	873
Timken Co.	12,543	625
United Continental Holdings, Inc.(a)	4,360	388
		9,899
Information Technology (10.5%):
Arrow Electronics, Inc.(a)	8,434	622
Ciena Corp.(a)	23,185	724
CommScope Holding Co., Inc.(a)	18,679	575
Corning, Inc.	20,606	727
Cypress Semiconductor Corp.(b)	35,304	511
HP, Inc.	21,230	547
Microchip Technology, Inc.(b)	6,194	489
Motorola Solutions, Inc.	4,160	541
NCR Corp.(a)	23,339	663
Nuance Communications, Inc.(a)	46,552	807
Perspecta, Inc.	18,367	472
Symantec Corp.	28,499	606
Worldpay, Inc.(a)	6,482	657
		7,941
Materials (5.0%):
Allegheny Technologies, Inc.(a)(b)	26,537	784
Cabot Corp.	11,704	734
Carpenter Technology Corp.	10,453	616
Ferro Corp.(a)	23,959	556
FMC Corp.	6,596	575
Methanex Corp.	7,753	613
		3,878
Real Estate (10.2%):
Alexandria Real Estate Equities, Inc.	6,354	799
American Campus Communities, Inc.	16,322	672
Camden Property Trust	10,685	1,000
DDR Corp.	51,012	683
Duke Realty Investments, Inc.	32,141	912
HCP, Inc.	36,650	965
Host Hotels & Resorts, Inc.	48,191	1,017
Kimco Realty Corp.	44,165	739
Welltower, Inc.	14,502	933
		7,720
Utilities (8.9%):
Alliant Energy Corp.	16,055	683
Atmos Energy Corp.	6,253	588
DTE Energy Co.	7,273	794
Edison International	10,231	692
Evergy, Inc.	14,435	793
FirstEnergy Corp.	22,428	834
Pinnacle West Capital Corp.	9,063	718
PPL Corp.	39,575	1,158

See notes to schedule of portfolio investments.

Security Description	Shares	Value
UGI Corp.	10,319	$572
		6,832
Total Common Stocks (Cost $65,869)		74,148

Collateral for Securities Loaned (4.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	639,317	639
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	1,003,886	1,004
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	319,696	320
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	199,775	200
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	1,078,779	1,079
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	399,451	399
Total Collateral for Securities Loaned (Cost $3,641)		3,641
Total Investments (Cost $69,510) — 102.0%		77,789
Liabilities in excess of other assets — (2.0)%		(1,549)
NET ASSETS - 100.00%		$76,240

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2018.

PLC—Public Limited Company

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)

Banks (17.1%):
Banc of California, Inc.(a)	1,401,207	$26,483
BancorpSouth Bank(a)	724,986	23,707
BankUnited, Inc.	484,139	17,139
Centerstate Banks, Inc.	772,900	21,680
Central Pacific Financial Corp.	639,889	16,912
First Commonwealth Financial Corp.(a)	1,077,565	17,392
First Financial Bancorp	845,378	25,108
First Hawaiian, Inc.	475,200	12,906
FNB Corp.	1,791,800	22,792
Fulton Financial Corp.	1,587,100	26,425
Hancock Holding Co.	465,200	22,120
IBERIABANK Corp.	285,074	23,191
International Bancshares Corp.	437,445	19,685
LegacyTexas Financial Group, Inc.	519,000	22,109
Pacific Premier Bancorp, Inc.(b)	765,262	28,467
PacWest Bancorp(a)	185,405	8,835
State Bank Financial Corp.	557,477	16,825
Sterling BanCorp	683,295	15,032
Synovus Financial Corp.	734,747	33,643
United Community Banks, Inc.	857,358	23,912
Westamerica BanCorp(a)	214,464	12,902
Western Alliance BanCorp(b)	149,239	8,490
		445,755
Capital Markets (2.6%):
LPL Financial Holdings, Inc.	380,623	24,554
Piper Jaffray	178,600	13,636
Stifel Financial Corp.	580,858	29,775
		67,965
Communication Services (2.9%):
AMC Entertainment Holdings, Inc., Class A(a)	1,399,400	28,688
Gray Television, Inc.(b)	1,343,040	23,503
TEGNA, Inc.	2,016,188	24,114
		76,305
Consumer Discretionary (8.1%):
Adtalem Global Education, Inc.(a)(b)	496,985	23,955
American Axle & Manufacturing Holdings, Inc.(a)(b)	983,600	17,154
American Eagle Outfitters, Inc.	666,564	16,551
Asbury Automotive Group, Inc.(b)	244,500	16,809
Big Lots, Inc.(a)	440,300	18,400
Caleres, Inc.(a)	630,579	22,613
G-III Apparel Group Ltd.(b)	490,173	23,621
Jack in the Box, Inc.	171,400	14,368
Penn National Gaming, Inc.(a)(b)	862,967	28,409
Signet Jewelers Ltd.(a)	256,100	16,885
The Buckle, Inc.(a)	526,820	12,143
		210,908
Consumer Staples (2.5%):
Calavo Growers, Inc.(a)	137,600	13,292
Cott Corp.(a)	1,245,788	20,119
Energizer Holdings, Inc.(a)	244,200	14,322
Performance Food Group Co.(b)	507,500	16,900
		64,633
Energy (6.3%):
Callon Petroleum Co.(a)(b)	2,590,752	31,063
Delek US Holdings, Inc.(a)	527,800	22,395
Extraction Oil & Gas, Inc.(a)(b)	1,587,100	17,918
Golar LNG Ltd.	744,100	20,686
McDermott International, Inc.(b)	1,358,900	25,045
Nabors Industries Ltd.(a)	1,905,180	11,736
Oasis Petroleum, Inc.(b)	1,495,431	21,205

See notes to schedule of portfolio investments.

Security Description	Shares	Value
PDC Energy, Inc.(b)	316,200	$15,481
		165,529
Health Care (4.9%):
Brookdale Senior Living, Inc.(a)(b)	1,527,800	15,018
Charles River Laboratories International, Inc.(b)	201,873	27,160
CONMED Corp.	381,265	30,204
Endo International PLC(a)(b)	771,700	12,988
Magellan Health, Inc.(b)	276,052	19,890
Select Medical Holdings Corp.(b)	1,233,986	22,705
		127,965
Industrials (14.2%):
Aerojet Rocketdyne Holdings, Inc.(a)(b)	489,875	16,651
BMC Stock Holdings, Inc.(a)(b)	1,177,763	21,965
Dycom Industries, Inc.(a)(b)	334,000	28,257
EMCOR Group, Inc.	359,346	26,990
EnerSys(a)	168,500	14,681
Esterline Technologies Corp.(b)	254,781	23,172
Genesee & Wyoming, Inc., Class A(a)(b)	152,410	13,868
GMS, Inc.(a)(b)	445,900	10,345
Hawaiian Holdings, Inc.(a)	400,263	16,051
Hub Group, Inc., Class A(a)(b)	311,100	14,186
KBR, Inc.(a)	733,500	15,499
Manitowoc Co., Inc.(b)	818,700	19,641
Meritor, Inc.(b)	920,112	17,813
Navistar International Corp.(b)	322,100	12,401
Saia, Inc.(b)	270,928	20,712
SkyWest, Inc.(a)	443,521	26,123
Team, Inc.(a)(b)	656,600	14,774
The Greenbrier Cos., Inc.(a)	336,376	20,216
Timken Co.	531,258	26,483
Werner Enterprises, Inc.(a)	314,868	11,131
		370,959
Information Technology (11.3%):
Anixter International, Inc.(b)	135,500	9,526
Belden, Inc.(a)	404,400	28,878
CACI International, Inc., Class A(b)	126,630	23,319
Ciena Corp.(b)	901,500	28,163
Diodes, Inc.(b)	406,511	13,533
Finisar Corp.(a)(b)	672,200	12,805
FormFactor, Inc.(b)	1,093,229	15,032
NCR Corp.(b)	839,900	23,862
Nuance Communications, Inc.(b)	922,700	15,981
Perspecta, Inc.	842,500	21,669
Plexus Corp.(b)	327,994	19,191
Sanmina Corp.(b)	804,500	22,204
Synaptics, Inc.(a)(b)	379,000	17,290
Tech Data Corp.(b)	335,321	23,999
TTM Technologies, Inc.(a)(b)	1,325,758	21,093
		296,545
Insurance (5.0%):
American Equity Investment Life Holding Co.	618,985	21,887
CNO Financial Group, Inc.	915,649	19,430
Goosehead Insurance, Inc.(b)	69,400	2,351
Hanover Insurance Group, Inc.	174,548	21,534
Kemper Corp.	283,154	22,780
Primerica, Inc.	190,326	22,944
RLI Corp.(a)	262,767	20,648
		131,574
Materials (5.4%):
Allegheny Technologies, Inc.(a)(b)	984,630	29,096
Carpenter Technology Corp.	347,240	20,470
Ferro Corp.(a)(b)	1,161,910	26,980
Orion Engineered Carbons SA	633,300	20,329
Platform Specialty Products Corp.(a)(b)	1,872,100	23,345

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Trinseo SA	260,539	$20,400
		140,620
Real Estate (9.9%):
Americold Realty Trust	503,000	12,585
Cousins Properties, Inc.	2,717,740	24,161
DDR Corp.(a)	1,405,156	18,815
DiamondRock Hospitality Co.	1,754,340	20,473
First Industrial Realty Trust, Inc.	768,222	24,122
Kite Realty Group Trust	1,260,039	20,980
Mack Cali Realty Corp.	1,109,427	23,586
Pennsylvania Real Estate Investment Trust(a)	1,160,305	10,976
Physicians Realty Trust(a)	1,533,882	25,862
Retail Value, Inc.(b)	176,115	5,757
Stag Industrial, Inc.	819,900	22,547
Summit Hotel Properties, Inc.(a)	1,469,300	19,880
Sunstone Hotel Investors, Inc.	962,678	15,749
Tier REIT, Inc.	483,800	11,660
		257,153
Thrifts & Mortgage Finance (1.2%):
Homestreet, Inc.(a)(b)	581,613	15,413
Oceanfirst Financial Corp.	624,700	17,004
		32,417
Utilities (6.1%):
ALLETE, Inc.	350,318	26,277
Black Hills Corp.(a)	451,487	26,227
New Jersey Resources Corp.(a)	388,358	17,903
NorthWestern Corp.	289,300	16,970
ONE Gas, Inc.	238,811	19,649
PNM Resources, Inc.	573,682	22,632
Southwest Gas Corp.(a)	350,821	27,726
		157,384
Total Common Stocks (Cost $2,120,653)		2,545,712

Exchange-Traded Funds (0.5%)
iShares Russell 2000 Value Index Fund	99,900	13,287
Total Exchange-Traded Funds (Cost $12,480)		13,287

Collateral for Securities Loaned (10.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	46,940,382	46,940
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	73,707,959	73,708
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	23,472,918	23,473
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	14,668,045	14,668
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	79,206,796	79,207
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	29,336,089	29,336
Total Collateral for Securities Loaned (Cost $267,332)		267,332
Total Investments (Cost $2,400,465) — 108.2%		2,826,331
Liabilities in excess of other assets — (8.2)%		(213,052)
NET ASSETS - 100.00%		$2,613,279

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2018.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)

Communication Services (2.1%):
Cinemark Holdings, Inc.	28,692	$1,153
TEGNA, Inc.	127,233	1,522
		2,675
Consumer Discretionary (7.9%):
American Eagle Outfitters, Inc.	31,280	777
Aramark	26,885	1,157
Big Lots, Inc.(a)	19,584	818
Brunswick Corp.	15,438	1,035
Caesars Entertainment Corp.(a)(b)	102,064	1,046
Caleres, Inc.	23,536	844
Foot Locker, Inc.	19,034	970
G-III Apparel Group Ltd.(b)	18,676	900
Kohl’s Corp.	13,569	1,012
Wyndham Hotels & Resorts, Inc.	15,000	834
Wyndham Worldwide Corp.	20,145	873
		10,266
Consumer Staples (3.6%):
Energizer Holdings, Inc.	12,024	705
Lamb Weston Holdings, Inc.	19,279	1,285
Performance Food Group Co.(b)	29,558	984
Pinnacle Foods, Inc.	14,647	949
Post Holdings, Inc.(b)	7,471	732
		4,655
Energy (7.0%):
Delek US Holdings, Inc.	25,304	1,074
Energen Corp.(b)	10,780	929
Extraction Oil & Gas, Inc.(b)	83,351	941
HollyFrontier Corp.	14,289	999
Parsley Energy, Inc., Class A(b)	34,555	1,011
Patterson-UTI Energy, Inc.	56,226	962
PDC Energy, Inc.(b)	17,861	874
Transocean Ltd.(a)(b)	83,530	1,165
WPX Energy, Inc.(b)	51,942	1,045
		9,000
Financials (23.9%):
Affiliated Managers Group, Inc.	4,213	576
Agnc Investment Corp.	72,032	1,342
Ally Financial, Inc.	79,997	2,116
American Equity Investment Life Holding Co.	19,606	693
American Financial Group, Inc.	16,681	1,851
Arthur J. Gallagher & Co.	16,116	1,200
Assurant, Inc.	9,365	1,011
BankUnited, Inc.	31,065	1,100
CIT Group, Inc.	21,726	1,121
CNO Financial Group, Inc.	41,947	890
Comerica, Inc.	10,007	903
E*TRADE Financial Corp.(b)	15,513	813
First Hawaiian, Inc.	23,276	632
FNB Corp.	85,588	1,089
Fulton Financial Corp.	62,619	1,043
Hancock Holding Co.	17,089	813
Hanover Insurance Group, Inc.	8,311	1,025
IBERIABANK Corp.	10,350	842
LPL Financial Holdings, Inc.	10,172	656
PacWest Bancorp	23,606	1,125
Primerica, Inc.	7,305	881
Raymond James Financial, Inc.	10,694	984
Signature Bank	6,929	796
Sterling BanCorp	43,702	961
Stifel Financial Corp.	16,869	865
Synovus Financial Corp.	48,660	2,227
Voya Financial, Inc.	28,805	1,431
Western Alliance BanCorp(b)	7,362	419

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Zions BanCorp	30,688	$1,538
		30,943
Health Care (5.7%):
Brookdale Senior Living, Inc.(b)	71,470	703
Charles River Laboratories International, Inc.(b)	7,983	1,074
Encompass Health Corp.	16,262	1,268
Hill-Rom Holdings, Inc.	15,401	1,454
Magellan Health, Inc.(b)	9,987	720
Molina Healthcare, Inc.(b)	8,730	1,297
Perrigo Co. PLC	12,689	898
		7,414
Industrials (15.4%):
Acuity Brands, Inc.	5,190	816
Aerojet Rocketdyne Holdings, Inc.(a)(b)	17,216	585
Alaska Air Group, Inc.	9,819	676
Dycom Industries, Inc.(b)	16,208	1,371
EMCOR Group, Inc.	13,781	1,035
EnerSys(a)	12,062	1,051
Esterline Technologies Corp.(b)	9,236	840
Genesee & Wyoming, Inc., Class A(b)	11,673	1,062
Huntington Ingalls Industries, Inc.	7,305	1,871
Kirby Corp.(a)(b)	11,673	960
Knight-Swift Transportation Holdings, Inc.(a)	30,537	1,053
Manitowoc Co., Inc.(b)	32,679	784
Meritor, Inc.(b)	58,433	1,131
Navistar International Corp.(b)	23,057	888
Old Dominion Freight Line, Inc.	6,130	989
Oshkosh Corp.	14,502	1,033
Owens Corning, Inc.	27,315	1,482
SkyWest, Inc.(a)	14,860	875
Timken Co.	28,722	1,432
		19,934
Information Technology (9.7%):
Arrow Electronics, Inc.(b)	13,894	1,024
Belden, Inc.(a)	15,401	1,100
CACI International, Inc., Class A(b)	3,950	727
Ciena Corp.(b)	33,846	1,058
CommScope Holding Co., Inc.(b)	32,684	1,005
Cypress Semiconductor Corp.(a)	55,427	803
NCR Corp.(b)	40,215	1,143
Nuance Communications, Inc.(b)	89,541	1,551
Perspecta, Inc.	40,595	1,044
Plexus Corp.(b)	13,206	773
Synaptics, Inc.(b)	17,803	812
Tech Data Corp.(b)	14,196	1,016
TTM Technologies, Inc.(b)	33,685	536
		12,592
Materials (5.6%):
Allegheny Technologies, Inc.(a)(b)	43,854	1,296
Cabot Corp.	20,409	1,281
Carpenter Technology Corp.	16,003	943
Ferro Corp.(a)(b)	42,097	977
Orion Engineered Carbons SA	32,232	1,035
Platform Specialty Products Corp.(b)	61,141	762
Trinseo SA	11,974	938
		7,232
Real Estate (10.6%):
Alexandria Real Estate Equities, Inc.	10,280	1,293
American Campus Communities, Inc.	31,404	1,293
Apartment Investment & Management Co., Class A	31,366	1,384
Camden Property Trust	18,375	1,720
DDR Corp.(a)	125,012	1,674
DiamondRock Hospitality Co.	72,354	844
Duke Realty Investments, Inc.	52,565	1,491

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Highwoods Properties, Inc.	26,433	$1,249
Kimco Realty Corp.	80,768	1,352
Mack Cali Realty Corp.	45,223	961
Retail Value, Inc.(b)	12,501	409
		13,670
Utilities (6.1%):
Alliant Energy Corp.	31,705	1,350
Atmos Energy Corp.	11,259	1,057
Black Hills Corp.(a)	18,467	1,073
Evergy, Inc.	22,668	1,245
Pinnacle West Capital Corp.	13,819	1,094
PNM Resources, Inc.	26,471	1,044
UGI Corp.	17,810	988
		7,851
Total Common Stocks (Cost $116,438)		126,232

Exchange-Traded Funds (0.1%)
iShares Russell 2000 Value Index Fund(a)	963	128
Total Exchange-Traded Funds (Cost $128)		128

Collateral for Securities Loaned (8.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	1,857,329	1,857
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	2,916,564	2,917
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	928,772	929
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	580,383	580
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	3,134,041	3,134
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	1,160,765	1,161
Total Collateral for Securities Loaned (Cost $10,578)		10,578
Total Investments (Cost $127,144) — 105.9%		136,938
Liabilities in excess of other assets — (5.9)%		(7,664)
NET ASSETS - 100.00%		$129,274

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2018.

PLC—Public Limited Company

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)

Communication Services (8.0%):
Alphabet, Inc., Class A(a)	13,693	$16,529
Comcast Corp., Class A	228,650	8,096
Netflix, Inc.(a)	6,000	2,245
Verizon Communications, Inc.	81,165	4,333
YY, Inc., ADR(a)	52,685	3,947
		35,150
Consumer Discretionary (12.2%):
Amazon.com, Inc.(a)	6,010	12,038
Burlington Stores, Inc.(a)	19,535	3,183
D.R. Horton, Inc.	137,355	5,794
Dollar General Corp.	63,520	6,943
LGI Homes, Inc.(a)(b)	42,035	1,994
O’Reilly Automotive, Inc.(a)	20,275	7,041
Penske Automotive Group, Inc.	84,565	4,008
PulteGroup, Inc.(b)	103,025	2,552
Ross Stores, Inc.	50,470	5,001
The Home Depot, Inc.	23,015	4,768
		53,322
Consumer Staples (2.5%):
Costco Wholesale Corp.	17,045	4,004
Sysco Corp.	32,495	2,380
Wal-Mart Stores, Inc.	46,465	4,363
		10,747
Energy (7.7%):
Callon Petroleum Co.(a)(b)	202,780	2,431
Chevron Corp.	73,610	9,001
EOG Resources, Inc.	38,990	4,974
Laredo Petroleum, Inc.(a)(b)	255,560	2,088
Newfield Exploration Co.(a)	207,675	5,987
Occidental Petroleum Corp.(b)	50,270	4,131
Phillips 66	44,675	5,036
		33,648
Financials (18.3%):
Ally Financial, Inc.	228,865	6,053
Ameriprise Financial, Inc.	21,924	3,237
Athene Holding Ltd., Class A(a)	86,500	4,469
Bank of America Corp.	244,770	7,212
Berkshire Hathaway, Inc., Class B(a)	46,040	9,858
Cathay General Bancorp(b)	142,155	5,891
E*TRADE Financial Corp.(a)	85,035	4,455
Essent Group Ltd.(a)	163,255	7,224
FCB Financial Holdings, Inc.(a)	83,985	3,981
JPMorgan Chase & Co.	59,790	6,747
Northern Trust Corp.	56,955	5,817
Regions Financial Corp.	311,520	5,716
TD Ameritrade Holding Corp.	72,855	3,849
Western Alliance BanCorp(a)	101,825	5,793
		80,302
Health Care (13.5%):
AbbVie, Inc.	88,150	8,337
Align Technology, Inc.(a)	6,965	2,725
Biogen, Inc.(a)	7,600	2,685
Cigna Corp.	33,815	7,042
CVS Health Corp.	101,810	8,014
Innoviva, Inc.(a)	172,715	2,632
Johnson & Johnson	41,505	5,734
Merck & Co., Inc.	55,525	3,939
Pfizer, Inc.	92,435	4,074
UnitedHealth Group, Inc.	29,425	7,828
Universal Health Services, Inc., Class B	48,700	6,226
		59,236

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Industrials (15.3%):
Allison Transmission Holdings, Inc.	137,830	$7,169
Atkore International Group, Inc.(a)	99,420	2,638
Comfort Systems USA, Inc.	54,215	3,058
FedEx Corp.	12,680	3,053
J.B. Hunt Transport Services, Inc.	37,202	4,425
Marten Transport Ltd.	98,215	2,067
Norfolk Southern Corp.	35,455	6,400
PACCAR, Inc.	88,055	6,004
Patrick Industries, Inc.(a)(b)	73,352	4,342
SkyWest, Inc.	63,960	3,767
Union Pacific Corp.	51,440	8,376
United Rentals, Inc.(a)	38,840	6,354
United Technologies Corp.	38,260	5,349
Universal Forest Products, Inc.	116,690	4,123
		67,125
Information Technology (17.1%):
Apple, Inc.	92,620	20,908
Cisco Systems, Inc.	66,600	3,240
Entegris, Inc.	68,595	1,986
Intel Corp.	46,730	2,210
KEMET Corp.(a)(b)	164,545	3,052
Mastercard, Inc., Class A	14,500	3,228
Microsoft Corp.	162,960	18,638
ON Semiconductor Corp.(a)	242,355	4,466
PayPal Holdings, Inc.(a)	24,600	2,161
Visa, Inc., Class A	21,400	3,212
Vishay Intertechnology, Inc.(b)	200,680	4,084
Zebra Technologies Corp., Class A(a)	42,950	7,595
		74,780
Materials (3.7%):
Louisiana Pacific Corp.	97,220	2,575
Packaging Corp. of America	48,325	5,301
Reliance Steel & Aluminum Co.	45,315	3,865
Steel Dynamics, Inc.	96,015	4,339
		16,080
Total Common Stocks (Cost $358,997)		430,390

Exchange-Traded Funds (0.5%)
iShares Russell 3000 ETF	13,200	2,274
Total Exchange-Traded Funds (Cost $2,187)		2,274

Collateral for Securities Loaned (1.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	1,292,475	1,292
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	2,029,504	2,030
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	646,313	646
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	403,876	404
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	2,180,911	2,181
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	807,752	808
Total Collateral for Securities Loaned (Cost $7,361)		7,361
Total Investments (Cost $368,545) — 100.5%		440,025
Liabilities in excess of other assets — (0.5)%		(2,208)
NET ASSETS - 100.00%		$437,817

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)

Communication Services (10.1%):
Activision Blizzard, Inc.	7,410	$616
Alphabet, Inc., Class A(a)	2,905	3,507
Alphabet, Inc., Class C(a)	2,992	3,571
AT&T, Inc.	70,578	2,370
CBS Corp., Class B	3,290	189
CenturyLink, Inc.(b)	9,238	196
Charter Communications, Inc., Class A(a)	1,735	565
Comcast Corp., Class A	44,439	1,575
Discovery Communications, Inc., Class A(a)	1,519	49
Discovery Communications, Inc., Class C(a)	3,496	103
DISH Network Corp.(a)(b)	2,226	80
Electronic Arts, Inc.(a)	2,962	357
Facebook, Inc., Class A(a)	23,439	3,854
Netflix, Inc.(a)	4,232	1,583
News Corp., Class A	3,726	49
News Corp., Class B(b)	1,203	16
Omnicom Group, Inc.(b)	2,181	148
Take-Two Interactive Software, Inc.(a)	1,106	153
The Interpublic Group of Co., Inc.	3,730	85
The Walt Disney Co.	14,454	1,690
TripAdvisor, Inc.(a)(b)	994	51
Twenty-First Century Fox, Inc., Class A	10,244	475
Twenty-First Century Fox, Inc., Class B	4,734	217
Twitter, Inc.(a)	6,997	199
Verizon Communications, Inc.	40,158	2,144
Viacom, Inc., Class B	3,435	116
		23,958
Consumer Discretionary (10.3%):
Advance Auto Parts, Inc.	720	121
Amazon.com, Inc.(a)	3,982	7,975
Aptiv PLC	2,573	216
AutoZone, Inc.(a)	257	199
Best Buy Co., Inc.	2,362	187
Booking Holdings, Inc.(a)	461	915
BorgWarner, Inc.	2,030	87
CarMax, Inc.(a)(b)	1,716	128
Carnival Corp., Class A(b)	3,919	250
Chipotle Mexican Grill, Inc.(a)(b)	238	108
D.R. Horton, Inc.	3,335	142
Darden Restaurants, Inc.	1,206	134
Dollar General Corp.	2,581	282
Dollar Tree, Inc.(a)	2,312	189
eBay, Inc.(a)	9,040	299
Expedia, Inc.	1,155	151
Foot Locker, Inc.	1,136	58
Ford Motor Co.	38,048	352
Garmin Ltd.(b)	1,174	82
General Motors Co.	12,752	430
Genuine Parts Co.	1,426	142
H&R Block, Inc.	1,997	51
Hanesbrands, Inc.(b)	3,504	65
Harley-Davidson, Inc.	1,619	73
Hasbro, Inc.	1,135	119
Hilton Worldwide Holdings, Inc.	2,898	234
Kohl’s Corp.	1,620	121
L Brands, Inc.(b)	2,219	67
Leggett & Platt, Inc.(b)	1,265	55
Lennar Corp., Class A	2,835	132
LKQ Corp.(a)	3,091	98
Lowe’s Co., Inc.	7,882	905
Macy’s, Inc.	2,983	104
Marriott International, Inc., Class A	2,799	370
Mattel, Inc.(a)(b)	3,345	53
McDonald’s Corp.	7,540	1,261
MGM Resorts International	4,966	139
Michael Kors Holdings Ltd.(a)	1,451	99

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Mohawk Industries, Inc.(a)	616	$108
Newell Brands, Inc.(b)	4,225	86
Nike, Inc., Class B	12,445	1,054
Nordstrom, Inc.	1,114	67
Norwegian Cruise Line Holdings Ltd.(a)	1,980	114
O’Reilly Automotive, Inc.(a)	783	272
PulteGroup, Inc.(b)	2,540	63
PVH Corp.	746	108
Ralph Lauren Corp.(b)	537	74
Ross Stores, Inc.	3,660	363
Royal Caribbean Cruises Ltd.	1,665	216
Starbucks Corp.	13,112	745
Tapestry, Inc.	2,799	141
Target Corp.	5,116	450
The Gap, Inc.(b)	2,109	61
The Goodyear Tire & Rubber Co.	2,304	54
The Home Depot, Inc.	11,120	2,303
The TJX Co., Inc.	6,094	683
Tiffany & Co.	1,059	137
Tractor Supply Co.	1,184	108
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	552	156
Under Armour, Inc., Class A(a)(b)	1,808	38
Under Armour, Inc., Class C(a)	1,854	36
VF Corp.	3,160	295
Whirlpool Corp.(b)	627	74
Wynn Resorts Ltd.	950	121
Yum! Brands, Inc.	3,084	280
		24,600
Consumer Staples (6.7%):
Altria Group, Inc.	18,322	1,105
Archer-Daniels-Midland Co.	5,440	273
Brown-Forman Corp., Class B	1,638	83
Campbell Soup Co.(b)	1,870	68
Church & Dwight Co., Inc.	2,385	142
Colgate-Palmolive Co.	8,433	565
Conagra Brands, Inc.(b)	3,806	129
Constellation Brands, Inc., Class A	1,631	352
Costco Wholesale Corp.	4,262	1,001
Coty, Inc., Class A	4,378	55
General Mills, Inc.	5,792	249
Hormel Foods Corp.	2,642	104
Kellogg Co.(b)	2,460	172
Kimberly-Clark Corp.	3,379	384
McCormick & Co., Inc.(b)	1,179	155
Molson Coors Brewing Co., Class B	1,819	112
Mondelez International, Inc., Class A	14,253	613
Monster Beverage Corp.(a)	3,866	225
PepsiCo, Inc.	13,746	1,537
Philip Morris International, Inc.	15,108	1,232
Sysco Corp.	4,647	340
The Clorox Co.(b)	1,245	187
The Coca-Cola Co.	37,200	1,718
The Estee Lauder Cos., Inc., Class A	2,178	316
The Hershey Co.	1,358	139
The J.M. Smucker Co.(b)	1,105	113
The Kraft Heinz Co.	6,043	334
The Kroger Co.	7,743	225
The Procter & Gamble Co.	24,192	2,013
Tyson Foods, Inc., Class A	2,876	171
Walgreens Boots Alliance, Inc.	8,198	598
Wal-Mart Stores, Inc.	13,947	1,310
		16,020
Energy (5.9%):
Anadarko Petroleum Corp.	4,977	335
Andeavor	1,351	207
Apache Corp.	3,717	177
Baker Hughes, Inc.	4,047	137

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Cabot Oil & Gas Corp.	4,288	$97
Chevron Corp.	18,623	2,277
Cimarex Energy Co.	927	86
Concho Resources, Inc.(a)	1,946	297
ConocoPhillips	11,294	874
Devon Energy Corp.	4,945	198
EOG Resources, Inc.	5,629	718
EQT Corp.	2,566	113
Exxon Mobil Corp.	41,148	3,499
Halliburton Co.	8,552	347
Helmerich & Payne, Inc.	1,059	73
Hess Corp.	2,447	175
HollyFrontier Corp.	1,575	110
Kinder Morgan, Inc.	18,445	327
Marathon Oil Corp.	8,301	193
Marathon Petroleum Corp.(b)	4,383	351
National Oilwell Varco, Inc.	3,719	160
Newfield Exploration Co.(a)	1,942	56
Noble Energy, Inc.(b)	4,695	146
Occidental Petroleum Corp.	7,432	611
ONEOK, Inc.	3,997	271
Phillips 66	4,151	468
Pioneer Natural Resources Co.	1,656	288
Schlumberger Ltd.	13,452	819
TechnipFMC PLC(b)	4,152	130
The Williams Cos., Inc.	11,754	320
Valero Energy Corp.	4,154	473
		14,333
Financials (13.1%):
Affiliated Managers Group, Inc.	519	71
Aflac, Inc.	7,462	351
American Express Co.	6,862	731
American International Group, Inc.(b)	8,635	460
Ameriprise Financial, Inc.	1,379	204
Aon PLC	2,358	362
Arthur J. Gallagher & Co.	1,775	132
Assurant, Inc.	513	55
Bank of America Corp.	90,279	2,660
BB&T Corp.	7,527	365
Berkshire Hathaway, Inc., Class B(a)	18,946	4,056
BlackRock, Inc., Class A	1,194	563
Brighthouse Financial, Inc.(a)	1,164	51
Capital One Financial Corp.	4,650	441
CBOE Holdings, Inc.	1,087	104
Chubb Ltd.	4,502	602
Cincinnati Financial Corp.	1,470	113
Citigroup, Inc.	24,458	1,755
Citizens Financial Group, Inc.	4,626	178
CME Group, Inc.	3,310	563
Comerica, Inc.	1,666	150
Discover Financial Services	3,330	255
E*TRADE Financial Corp.(a)	2,524	132
Everest Re Group Ltd.	397	91
Fifth Third BanCorp	6,476	181
Franklin Resources, Inc.	2,971	90
Hartford Financial Services Group, Inc.	3,483	174
Huntington Bancshares, Inc.	10,732	160
Intercontinental Exchange, Inc.	5,573	417
Invesco Ltd.	3,993	91
Jefferies Financial Group, Inc.	2,818	62
JPMorgan Chase & Co.	32,664	3,686
KeyCorp	10,225	203
Lincoln National Corp.	2,106	142
Loews Corp.	2,702	136
M&T Bank Corp.	1,397	230
Marsh & McLennan Co., Inc.	4,908	406
MetLife, Inc.	9,669	452

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Moody’s Corp.	1,623	$271
Morgan Stanley	12,888	601
MSCI, Inc.	863	153
Nasdaq, Inc.	1,119	96
Northern Trust Corp.	2,170	222
People’s United Financial, Inc.(b)	3,390	58
Principal Financial Group, Inc.	2,574	151
Prudential Financial, Inc.	4,053	411
Raymond James Financial, Inc.	1,276	117
Regions Financial Corp.	10,715	197
S&P Global, Inc.	2,444	478
State Street Corp.	3,687	309
SunTrust Banks, Inc.	4,478	299
SVB Financial Group(a)	517	161
Synchrony Financial	6,623	206
T. Rowe Price Group, Inc.	2,364	258
The Allstate Corp.	3,365	332
The Bank of New York Mellon Corp.	8,941	456
The Charles Schwab Corp.	11,686	574
The Goldman Sachs Group, Inc.	3,413	766
The PNC Financial Services Group, Inc.	4,512	614
The Progressive Corp.	5,667	403
The Travelers Co., Inc.	2,602	338
Torchmark Corp.	1,008	87
U.S. Bancorp	14,882	786
Unum Group	2,126	83
Wells Fargo & Co.	42,126	2,214
Willis Towers Watson PLC	1,271	179
Zions BanCorp	1,889	95
		31,790
Health Care (14.9%):
Abbott Laboratories	17,050	1,251
AbbVie, Inc.	14,717	1,392
ABIOMED, Inc.(a)	436	196
Aetna, Inc.	3,179	645
Agilent Technologies, Inc.	3,098	219
Alexion Pharmaceuticals, Inc.(a)	2,166	301
Align Technology, Inc.(a)	710	278
Allergan PLC	3,101	591
AmerisourceBergen Corp.	1,556	143
Amgen, Inc.	6,291	1,304
Anthem, Inc.	2,526	692
Baxter International, Inc.	4,829	372
Becton, Dickinson & Co.	2,600	679
Biogen, Inc.(a)	1,958	692
Boston Scientific Corp.(a)	13,440	517
Bristol-Myers Squibb Co.	15,860	985
Cardinal Health, Inc.	3,001	162
Celgene Corp.(a)	6,836	612
Centene Corp.(a)	1,995	289
Cerner Corp.(a)	3,198	206
Cigna Corp.	2,365	493
CVS Health Corp.	9,894	779
Danaher Corp.	5,985	650
DaVita, Inc.(a)	1,233	88
Dentsply Sirona, Inc.	2,161	82
Edwards Lifesciences Corp.(a)	2,035	354
Eli Lilly & Co.	9,290	997
Envision Healthcare Corp.(a)	1,177	54
Express Scripts Holding Co.(a)	5,464	519
Gilead Sciences, Inc.	12,599	973
HCA Holdings, Inc.	2,623	365
Henry Schein, Inc.(a)(b)	1,488	127
Hologic, Inc.(a)	2,645	108
Humana, Inc.	1,339	453
IDEXX Laboratories, Inc.(a)	842	210
Illumina, Inc.(a)	1,429	525
Incyte Pharmaceuticals, Inc.(a)	1,715	118

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Intuitive Surgical, Inc.(a)	1,105	$634
IQVIA Holdings, Inc.(a)	1,575	204
Johnson & Johnson	26,073	3,602
Laboratory Corp. of America Holdings(a)	990	172
McKesson Corp.	1,942	258
Medtronic PLC	13,125	1,292
Merck & Co., Inc.	25,847	1,834
Mettler-Toledo International, Inc.(a)	245	149
Mylan NV(a)	5,011	183
Nektar Therapeutics(a)(b)	1,676	102
PerkinElmer, Inc.	1,076	105
Perrigo Co. PLC	1,223	87
Pfizer, Inc.	56,973	2,510
Quest Diagnostics, Inc.	1,328	143
Regeneron Pharmaceuticals, Inc.(a)	753	304
ResMed, Inc.	1,387	160
Stryker Corp.	3,017	536
The Cooper Co., Inc.	478	132
Thermo Fisher Scientific, Inc.	3,915	955
UnitedHealth Group, Inc.	9,354	2,488
Universal Health Services, Inc., Class B	837	107
Varian Medical Systems, Inc.(a)	890	100
Vertex Pharmaceuticals, Inc.(a)	2,484	479
Waters Corp.(a)	749	146
WellCare Health Plans, Inc.(a)	486	156
Zimmer Biomet Holdings, Inc.	1,978	260
Zoetis, Inc.	4,683	429
		35,948
Industrials (9.7%):
3M Co.	5,701	1,201
A.O. Smith Corp.	1,405	75
Alaska Air Group, Inc.	1,197	82
Allegion PLC	923	84
American Airlines Group, Inc.(b)	3,983	165
AMETEK, Inc.	2,254	178
Arconic, Inc.	4,177	92
C.H. Robinson Worldwide, Inc.	1,346	132
Caterpillar, Inc.	5,776	880
Cintas Corp.	837	166
Copart, Inc.(a)	1,987	102
CSX Corp.	7,929	587
Cummins, Inc.	1,460	213
Deere & Co.	3,126	470
Delta Air Lines, Inc.	6,114	354
Dover Corp.	1,436	127
Eaton Corp. PLC, ADR	4,211	365
Emerson Electric Co.	6,108	469
Equifax, Inc.	1,170	153
Expeditors International of Washington, Inc.	1,694	125
Fastenal Co.	2,789	161
FedEx Corp.	2,364	569
Flowserve Corp.	1,272	70
Fluor Corp.	1,367	79
Fortive Corp.	2,989	252
Fortune Brands Home & Security, Inc.	1,384	72
General Dynamics Corp.	2,707	554
General Electric Co.	84,467	954
Harris Corp.	1,142	193
Honeywell International, Inc.	7,217	1,201
Huntington Ingalls Industries, Inc.	421	108
IHS Markit Ltd.(a)	3,467	187
Illinois Tool Works, Inc.	2,999	423
Ingersoll-Rand PLC	2,384	244
J.B. Hunt Transport Services, Inc.	850	101
Jacobs Engineering Group, Inc.	1,158	89
Johnson Controls International PLC(b)	8,989	315
Kansas City Southern	993	112

See notes to schedule of portfolio investments.

Security Description	Shares	Value
L3 Technologies, Inc.	761	$162
Lockheed Martin Corp.	2,408	833
Masco Corp.	2,988	109
Nielsen Holdings PLC	3,462	96
Norfolk Southern Corp.	2,722	491
Northrop Grumman Corp.	1,692	537
PACCAR, Inc.	3,407	232
Parker-Hannifin Corp.	1,286	237
Pentair PLC	1,568	68
Quanta Services, Inc.(a)	1,446	48
Raytheon Co.	2,772	573
Republic Services, Inc., Class A	2,119	154
Robert Half International, Inc.	1,190	84
Rockwell Automation, Inc.	1,197	224
Rockwell Collins, Inc.	1,597	224
Roper Technologies, Inc.	1,004	297
Snap-on, Inc.(b)	548	101
Southwest Airlines Co.	5,012	313
Stanley Black & Decker, Inc.	1,487	218
Stericycle, Inc.(a)	835	49
Textron, Inc.	2,414	173
The Boeing Co.	5,193	1,931
TransDigm Group, Inc.(a)	471	175
Union Pacific Corp.	7,187	1,171
United Continental Holdings, Inc.(a)	2,225	198
United Parcel Service, Inc., Class B	6,739	786
United Rentals, Inc.(a)	804	132
United Technologies Corp.	7,309	1,022
Verisk Analytics, Inc., Class A(a)	1,601	192
W.W. Grainger, Inc.	442	158
Waste Management, Inc.	3,833	346
Xylem, Inc.	1,746	139
		23,177
Information Technology (20.8%):
Accenture PLC, Class A	6,227	1,060
Adobe Systems, Inc.(a)	4,759	1,285
Advanced Micro Devices, Inc.(a)(b)	8,338	258
Akamai Technologies, Inc.(a)	1,647	120
Alliance Data Systems Corp.	459	108
Amphenol Corp., Class A	2,919	274
Analog Devices, Inc.	3,612	334
ANSYS, Inc.(a)	819	153
Apple, Inc.	44,594	10,068
Applied Materials, Inc.	9,554	369
Arista Networks, Inc.(a)	502	133
Autodesk, Inc.(a)	2,125	332
Automatic Data Processing, Inc.	4,258	642
Broadcom, Inc.	4,195	1,035
Broadridge Financial Solutions, Inc.	1,131	149
CA, Inc.	3,048	135
Cadence Design Systems, Inc.(a)	2,749	125
Cisco Systems, Inc.	44,428	2,162
Citrix Systems, Inc.(a)	1,253	139
Cognizant Technology Solutions Corp., Class A	5,639	435
Corning, Inc.	7,872	278
DXC Technology Co.	2,733	256
F5 Networks, Inc.(a)	591	118
Fidelity National Information Services, Inc.	3,196	349
Fiserv, Inc.(a)	3,935	324
FleetCor Technologies, Inc.(a)	859	196
FLIR Systems, Inc.	1,341	82
Gartner, Inc.(a)(b)	883	140
Global Payments, Inc.	1,537	196
Hewlett Packard Enterprises Co.	14,303	233
HP, Inc.	15,379	396
Intel Corp.	44,814	2,118
International Business Machines Corp.	8,871	1,341
Intuit, Inc.	2,514	572

See notes to schedule of portfolio investments.

Security Description	Shares	Value
IPG Photonics Corp.(a)	350	$55
Juniper Networks, Inc.	3,351	100
KLA-Tencor Corp.	1,517	154
Lam Research Corp.(b)	1,531	232
Mastercard, Inc., Class A	8,866	1,974
Microchip Technology, Inc.(b)	2,289	181
Micron Technology, Inc.(a)	11,272	510
Microsoft Corp.	74,526	8,523
Motorola Solutions, Inc.	1,577	205
NetApp, Inc.	2,520	216
Nvidia Corp.	5,909	1,661
Oracle Corp.	27,471	1,415
Paychex, Inc.	3,111	229
PayPal Holdings, Inc.(a)	11,504	1,011
Qorvo, Inc.(a)	1,221	94
QUALCOMM, Inc.(b)	13,669	985
Red Hat, Inc.(a)	1,724	235
Salesforce.com, Inc.(a)	7,354	1,170
Seagate Technology PLC	2,540	120
Skyworks Solutions, Inc.	1,739	158
Symantec Corp.	6,041	129
Synopsys, Inc.(a)	1,444	142
TE Connectivity Ltd.	3,387	298
Texas Instruments, Inc.	9,449	1,014
The Western Union Co.(b)	4,347	83
Total System Services, Inc.	1,631	161
VeriSign, Inc.(a)	1,043	167
Visa, Inc., Class A	17,267	2,591
Western Digital Corp.	2,832	166
Xerox Corp.	2,157	58
Xilinx, Inc.	2,458	197
		50,149
Materials (2.3%):
Air Products & Chemicals, Inc.	2,131	356
Albemarle Corp.(b)	1,054	105
Avery Dennison Corp.	850	92
Ball Corp.	3,342	147
CF Industries Holdings, Inc.	2,269	124
DowDuPont, Inc.	22,425	1,442
Eastman Chemical Co.	1,373	131
Ecolab, Inc.	2,471	387
FMC Corp.	1,308	114
Freeport-McMoRan, Inc.	14,083	196
International Flavors & Fragrances, Inc.	768	107
International Paper Co.	3,974	196
Lyondellbasell Industries NV, Class A	3,103	318
Martin Marietta Materials, Inc.(b)	612	111
Newmont Mining Corp.	5,184	157
Nucor Corp.	3,074	195
Packaging Corp. of America	918	101
PPG Industries, Inc.	2,352	257
Praxair, Inc.	2,795	449
Sealed Air Corp.	1,543	62
The Mosaic Co.	3,447	112
The Sherwin-Williams Co.	799	364
Vulcan Materials Co.	1,285	143
WestRock Co.	2,479	132
		5,798
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc.	1,028	129
American Tower Corp.	4,284	623
Apartment Investment & Management Co., Class A	1,529	67
AvalonBay Communities, Inc.	1,343	243
Boston Properties, Inc.	1,501	185
CBRE Group, Inc., Class A(a)	3,071	135
Crown Castle International Corp.	4,032	449

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Digital Realty Trust, Inc.	2,003	$225
Duke Realty Investments, Inc.	3,472	99
Equinix, Inc.	773	335
Equity Residential	3,579	237
Essex Property Trust, Inc.	642	158
Extra Space Storage, Inc.	1,229	106
Federal Realty Investment Trust	714	90
HCP, Inc.	4,566	120
Host Hotels & Resorts, Inc.	7,208	152
Iron Mountain, Inc.	2,781	96
Kimco Realty Corp.	4,095	69
Mid-America Apartment Communities, Inc.(b)	1,106	111
Prologis, Inc.	6,118	415
Public Storage	1,456	294
Realty Income Corp.(b)	2,819	160
Regency Centers Corp.	1,647	107
SBA Communications Corp.(a)	1,116	179
Simon Property Group, Inc.	3,005	531
SL Green Realty Corp.	841	82
The Macerich Co.	1,028	57
UDR, Inc.	2,601	105
Ventas, Inc.	3,464	188
Vornado Realty Trust	1,682	123
Welltower, Inc.	3,616	233
Weyerhaeuser Co.	7,364	238
		6,341
Utilities (2.9%):
AES Corp.	6,431	90
Alliant Energy Corp.	2,272	97
Ameren Corp.	2,372	150
American Electric Power Co., Inc.	4,791	340
American Water Works Co., Inc.	1,754	154
CenterPoint Energy, Inc.	4,810	133
CMS Energy Corp.	2,753	135
Consolidated Edison, Inc.	3,024	230
Dominion Resources, Inc.	6,354	447
DTE Energy Co.	1,767	193
Duke Energy Corp.	6,923	554
Edison International	3,167	214
Entergy Corp.	1,758	143
Evergy, Inc.	2,640	145
Eversource Energy	3,080	189
Exelon Corp.	9,387	410
FirstEnergy Corp.(b)	4,724	176
NextEra Energy, Inc.	4,583	767
NiSource, Inc.	3,528	88
NRG Energy, Inc.	2,949	110
PG&E Corp.(a)(b)	5,026	231
Pinnacle West Capital Corp.	1,088	86
PPL Corp.(b)	6,799	199
Public Service Enterprise Group, Inc.	4,911	259
SCANA Corp.	1,386	54
Sempra Energy(b)	2,658	302
The Southern Co.	9,856	430
WEC Energy Group, Inc.	3,067	205
Xcel Energy, Inc.	4,948	234
		6,765
Total Common Stocks (Cost $55,595)		238,879

Collateral for Securities Loaned (2.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	1,221,865	1,222
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	1,918,495	1,918
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	611,003	611

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	381,811	$382
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	2,061,764	2,062
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	763,622	764
Total Collateral for Securities Loaned (Cost $6,959)		6,959
Total Investments (Cost $62,554) — 102.3%		245,838
Liabilities in excess of other assets — (2.3)%		(5,450)
NET ASSETS - 100.00%		$240,388

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	10	12/21/18	$1,448,768	$1,459,500	$10,732

	Total unrealized appreciation				$10,732
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$10,732

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)

Communication Services (2.7%):
Liberty Sirius XM Group, Class A(a)	221,199	$9,609
Liberty Sirius XM Group, Class C(a)	664,766	28,884
Live Nation Entertainment, Inc.(a)(b)	803,144	43,747
		82,240
Consumer Discretionary (12.0%):
AutoZone, Inc.(a)(b)	43,900	34,053
Burlington Stores, Inc.(a)	256,881	41,851
Grand Canyon Education, Inc.(a)	265,600	29,960
Marriott Vacations Worldwide Corp.	246,621	27,560
PVH Corp.	214,773	31,013
Ross Stores, Inc.	943,636	93,515
Thor Industries, Inc.	505,496	42,310
Tractor Supply Co.(b)	257,500	23,402
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	146,888	41,440
		365,104
Consumer Staples (2.7%):
Monster Beverage Corp.(a)	739,867	43,119
Pinnacle Foods, Inc.	593,985	38,496
		81,615
Energy (2.5%):
Cheniere Energy, Inc.(a)	733,865	50,996
Delek US Holdings, Inc.	611,878	25,962
		76,958
Financials (12.2%):
Brown & Brown, Inc.	1,125,500	33,281
KeyCorp	1,515,893	30,151
Northern Trust Corp.	519,940	53,101
Radian Group, Inc.	1,701,477	35,170
Reinsurance Group of America, Inc.	206,398	29,837
SLM Corp.(a)(b)	4,129,543	46,044
SVB Financial Group(a)	268,408	83,429
TD Ameritrade Holding Corp.	684,605	36,168
Zions BanCorp(b)	549,886	27,577
		374,758
Health Care (13.7%):
ABIOMED, Inc.(a)	104,563	47,027
Agilent Technologies, Inc.(b)	348,793	24,604
Align Technology, Inc.(a)	149,363	58,434
Baxter International, Inc.	788,299	60,770
BioMarin Pharmaceutical, Inc.(a)	466,734	45,259
Centene Corp.(a)	539,124	78,055
Encompass Health Corp.	783,648	61,085
Zoetis, Inc.	505,730	46,305
		421,539
Industrials (16.9%):
A.O. Smith Corp.	722,829	38,577
AMETEK, Inc.	580,218	45,907
BWX Technologies, Inc.(b)	523,449	32,737
Fortive Corp.(b)	520,224	43,803
Harris Corp.	242,154	40,975
Ingersoll-Rand PLC(b)	402,300	41,155
KAR Auction Services, Inc.	832,826	49,711
L3 Technologies, Inc.	241,952	51,443
Roper Technologies, Inc.	167,803	49,705
Verisk Analytics, Inc., Class A(a)	382,236	46,079
XPO Logistics, Inc.(a)	700,964	80,029
		520,121
Information Technology (21.8%):
Amphenol Corp., Class A	523,010	49,173

See notes to schedule of portfolio investments.

Security Description	Shares	Value
CDW Corp. of Delaware	524,059	$46,599
EPAM Systems, Inc.(a)	148,200	20,407
Fidelity National Information Services, Inc.	707,433	77,160
GoDaddy, Inc., Class A(a)	508,094	42,370
IPG Photonics Corp.(a)(b)	79,277	12,373
Microchip Technology, Inc.(b)	696,587	54,967
Nvidia Corp.	76,733	21,564
ON Semiconductor Corp.(a)	409,672	7,550
Palo Alto Networks, Inc.(a)	160,776	36,216
PTC, Inc.(a)	709,397	75,332
ServiceNow, Inc.(a)	115,600	22,615
Splunk, Inc.(a)	347,960	42,072
SS&C Technologies Holdings, Inc.(b)	730,079	41,490
Tyler Technologies, Inc.(a)	185,678	45,502
Universal Display Corp.(b)	51,900	6,119
Western Digital Corp.	362,999	21,250
Worldpay, Inc.(a)	454,292	46,006
		668,765
Materials (5.2%):
Ball Corp.(b)	852,359	37,495
CF Industries Holdings, Inc.(b)	753,513	41,021
FMC Corp.	354,632	30,917
Freeport-McMoRan, Inc.	1,639,216	22,818
Vulcan Materials Co.(b)	274,672	30,544
		162,795
Real Estate (6.3%):
CBRE Group, Inc., Class A(a)	845,490	37,286
Digital Realty Trust, Inc.	362,446	40,768
SBA Communications Corp.(a)	397,203	63,802
Sun Communities, Inc.	268,216	27,235
The Macerich Co.(b)	457,802	25,312
		194,403
Utilities (2.5%):
Atmos Energy Corp.	231,700	21,759
CenterPoint Energy, Inc.(b)	953,534	26,365
Sempra Energy(b)	250,539	28,499
		76,623
Total Common Stocks (Cost $1,982,502)		3,024,921

Exchange-Traded Funds (1.3%)
SPDR S&P MidCap 400 ETF(b)	109,015	40,059
Total Exchange-Traded Funds (Cost $39,981)		40,059

Collateral for Securities Loaned (5.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	27,716,495	27,716
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	43,521,914	43,522
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	13,859,919	13,860
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	8,660,956	8,661
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	46,768,780	46,769
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	17,321,912	17,322
Total Collateral for Securities Loaned (Cost $157,850)		157,850
Total Investments (Cost $2,180,333) — 104.9%		3,222,830
Liabilities in excess of other assets — (4.9)%		(151,796)
NET ASSETS - 100.00%		$3,071,034

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate disclosed is the daily yield on September 30, 2018.

See notes to schedule of portfolio investments.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)

Biotechnology (14.1%):
Abeona Therapeutics, Inc.(a)	1,071	$14
Adamas Pharmaceuticals, Inc.(a)(b)	973	19
Aduro Biotech, Inc.(a)	1,210	9
Array BioPharma, Inc.(a)	3,488	53
Arrowhead Pharmaceuticals, Inc.(a)	2,992	57
Athenex, Inc.(a)(b)	1,979	31
Avrobio, Inc.(a)	3,454	179
Bluebird Bio, Inc.(a)	269	39
Cara Therapeutics, Inc.(a)(b)	1,700	41
Caredx, Inc.(a)	1,202	35
Cellectis SA, ADR(a)	786	22
Cidara Therapeutics, Inc.(a)	2,541	11
Deciphera Pharmaceuticals, Inc.(a)	843	33
Dynavax Technologies Corp.(a)	1,792	22
Esperion Therapeutics, Inc.(a)	325	14
Iovance Biotherapeutics, Inc.(a)	1,434	16
Kezar Life Sciences, Inc.(a)(b)	2,359	51
Lexicon Pharmaceuticals(a)	1,792	19
Madrigal Pharmaceuticals, Inc.(a)(b)	267	57
MiMedx Group, Inc.(a)(b)	3,432	21
Portola Pharmaceuticals, Inc.(a)(b)	1,832	49
Principia Biopharma Inc.(a)	8,000	235
Rigel Pharmaceuticals, Inc.(a)	8,121	26
Stemline Therapeutics, Inc.(a)	1,609	27
Sutro Biopharma Inc.(a)	6,000	90
Synergy Pharmaceuticals, Inc.(a)(b)	15,551	26
TG Therapeutics, Inc.(a)	2,119	12
Ultragenyx Pharmaceutical, Inc.(a)	510	39
UroGen Pharma Ltd.(a)	1,015	48
Viking Therapeutics, Inc.(a)(b)	6,694	117
Xencor, Inc.(a)	979	38
Zai Lab, Ltd., ADR(a)	1,172	23
		1,473
Communication Services (2.7%):
Eventbrite, Inc.(a)	2,000	76
Liberty Broadband Corp., Class A(a)	1,142	96
Vonage Holdings Corp.(a)	7,951	113
		285
Consumer Discretionary (9.9%):
At Home Group, Inc.(a)	2,647	83
Burlington Stores, Inc.(a)	925	151
Cavco Industries, Inc.(a)	393	99
Dave & Buster’s Entertainment, Inc.	2,565	170
Farfetch, Ltd.(a)	2,000	54
Five Below, Inc.(a)	852	111
Planet Fitness, Inc., Class A(a)	2,372	128
Skyline Champion Corp.	3,644	105
Stoneridge, Inc.(a)	1,809	54
Tenneco, Inc.(b)	1,588	67
The Tile Shop Holdings, Inc.	3,670	26
		1,048
Consumer Staples (0.4%):
Spectrum Brands Holdings, Inc.	622	46

Energy (1.7%):
Abraxas Petroleum Corp.(a)	17,244	40
Lonestar Resources US, Inc., Class A(a)	17,755	138
		178
Financials (11.2%):
American Business Bank(a)	867	36
Bank Ozk	1,561	59
Capital Bancorp Inc.(a)	10,000	127
Coastal Financial Corp./Wa(a)	10,000	170

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Colony Bankcorp, Inc.	2,637	$47
Crawford & Co., Class A	6,787	61
First Western Financial, Inc.(a)	10,775	189
Morningstar, Inc.	368	46
Radian Group, Inc.	4,845	100
Silvercrest Asset Management Group, Inc.	4,685	65
SLM Corp.(a)	6,525	73
Southwest Georgia Financial Corp.	1,125	26
WTB Financial Corp., Class B	429	164
		1,163
Health Care Equipment & Supplies (8.3%):
AtriCure, Inc.(a)	3,759	132
Axogen, Inc.(a)	1,631	60
Dexcom, Inc.(a)	546	78
GenMark Diagnostics, Inc.(a)(b)	7,413	54
Merit Medical Systems, Inc.(a)	3,808	234
Neuronetics, Inc.(a)	3,996	128
Nuvectra Corp.(a)	2,334	51
Quidel Corp.(a)	1,085	71
Senseonics Holdings, Inc.(a)	13,778	66
		874
Health Care Providers & Services (2.3%):
AMN Healthcare Services, Inc.(a)	1,123	61
Encompass Health Corp.	926	72
RadNet, Inc.(a)	7,151	108
		241
Health Care Technology (0.8%):
Veeva Systems, Inc.(a)	806	88

Industrials (14.8%):
Apogee Enterprises, Inc.	2,479	102
ASGN, Inc.(a)	2,075	164
Astronics Corp.(a)	2,149	93
Bloom Energy Corp.(a)	3,162	108
Brightview Holdings, Inc.(a)	3,454	55
BWX Technologies, Inc.	1,274	80
Caesarstone Sdot Yam Ltd.	1,252	23
Casella Waste Systems, Inc.(a)	4,317	135
Comfort Systems USA, Inc.	1,574	89
Construction Partners, Inc.(a)	5,757	70
Continental Building Products, Inc.(a)	3,390	128
Knight-Swift Transportation Holdings, Inc.(b)	1,810	62
Marten Transport Ltd.	5,440	115
Owens Corning, Inc.	1,049	57
PGT, Inc.(a)	4,554	98
Trex Co., Inc.(a)	758	58
Tutor Perini Corp.(a)	1,982	37
US Xpress Enterprise, Inc. - A(a)	5,756	79
		1,553
Information Technology (21.7%):
Box, Inc.(a)	4,271	102
Carbon Black, Inc.(a)	1,376	29
Docusign, Inc.(a)	1,878	99
Dropbox, Inc.(a)	1,484	40
EPAM Systems, Inc.(a)	1,394	192
Fabrinet(a)	2,747	127
Globant SA(a)	809	48
GoDaddy, Inc., Class A(a)	869	72
ID Systems, Inc.(a)	9,414	65
Imperva, Inc.(a)	1,871	87
LivePerson, Inc.(a)	3,363	87
LogMeIn, Inc.	656	58
Lumentum Holdings, Inc.(a)(b)	943	57
Marvell Technology Group Ltd., ADR	1,389	27
Napco Security Systems, Inc.(a)	6,825	102

See notes to schedule of portfolio investments.

Security Description	Shares	Value
ON Semiconductor Corp.(a)	6,546	$121
Proofpoint, Inc.(a)	687	73
QAD, Inc.	2,726	155
RealPage, Inc.(a)	827	54
Silicom Ltd.(a)	1,645	66
Smartsheet, Inc.(a)(b)	4,572	144
SS&C Technologies Holdings, Inc.	2,014	114
SVMK Inc.(a)	1,000	16
WNS Holdings Ltd., ADR(a)	3,981	202
Zendesk, Inc.(a)	1,023	73
Zix Corp.(a)	10,270	57
		2,267
Life Sciences Tools & Services (0.6%):
BioNano Genomics, Inc.(a)	8,136	61

Materials (2.6%):
FMC Corp.	1,042	91
Summit Materials, Inc., Class A(a)	2,568	47
Trinseo SA	1,152	90
US Concrete, Inc.(a)	1,078	49
		277
Pharmaceuticals (4.4%):
Aquestive Therapeutics, Inc.(a)	5,000	88
Collegium Pharmaceutical, Inc.(a)(b)	1,413	21
Corium International, Inc.(a)	5,395	51
Cymabay Therapeutics, Inc.(a)	1,522	17
Foamix Pharmaceuticals Ltd.(a)	4,125	24
Omeros Corp.(a)	1,807	44
Reata Pharmaceuticals, Inc.(a)(b)	1,151	93
Urovant Sciences, Ltd.(a)	5,000	60
Xeris Pharmaceuticals, Inc.(a)(b)	3,454	61
		459
Real Estate (2.8%):
Firstservice Corp.	1,033	87
Retail Opportunity Investments Corp.	3,268	61
Rexford Industrial Realty, Inc.	2,283	73
Sun Communities, Inc.	775	79
		300
Total Common Stocks (Cost $8,018)		10,313

Exchange-Traded Funds (1.0%)
iShares Russell 2000 Growth ETF	487	105
Total Exchange-Traded Funds (Cost $80)		105

Warrants (0.2%)

Health Care (0.2%):
Bionano Genomics, Inc.	8,136	17
Total Warrant (Cost $—)		17

Collateral for Securities Loaned (7.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	137,827	138

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	216,423	$216
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	68,922	69
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	43,069	43
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	232,569	233
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	86,137	86
Total Collateral for Securities Loaned (Cost $785)		785
Total Investments (Cost $8,883) — 107.0%		11,220
Liabilities in excess of other assets — (7.0)%		(736)
NET ASSETS - 100.00%		$10,484

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.3%)

Brazil (5.0%):

Consumer Discretionary (2.0%):
Construtora Tenda SA (b)	17,700	$116
Tupy SA	13,700	69
		185
Consumer Staples (0.6%):
Sao Martinho SA	12,000	54

Energy (0.8%):
Qgep Paticipacoes SA	21,400	70

Financials (0.5%):
Banco Do Estado Do Rio Grande Do SUL SA	11,500	43

Health Care (0.5%):
Notre Dame Intermedica Participacoes SA (b)	6,700	44

Utilities (0.6%):
Eneva SA (b)	15,600	51
		447
Chile (0.6%):

Utilities (0.6%):
AES Gener SA	189,385	55

China (9.6%):

Communication Services (1.2%):
China Communications Services Corp. Ltd.	84,000	78
YY, Inc., ADR (b)	443	33
		111
Consumer Discretionary (2.2%):
China Lilang, Ltd.	51,000	47
Hiroca Holdings Ltd.	20,000	56
Tianneng Power International Ltd.	46,000	41
Zhongsheng Group Holdings Ltd.	21,000	51
		195
Energy (0.6%):
Hilong Holdings Ltd.	352,000	49

Health Care (1.3%):
Shanghai Haohai Biological Technology Co. Ltd. (c)	8,300	57
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (c)	14,800	61
		118
Industrials (1.4%):
China Lesso Group Holdings Ltd.	68,000	39
Lonking Holdings Ltd.	108,000	35
Shenzhen Expressway Co. Ltd., Class H	52,000	52
		126
Information Technology (1.6%):
Chinasoft International Ltd.	68,000	45
Hua Hong Semiconductor Ltd. (c)	28,000	60
Yangtze Optical Fibre and Cable Joint Stock Co. Ltd. (b)(c)	12,000	37
		142
Real Estate (0.8%):
China Sce Property Holdings	184,000	71

Utilities (0.5%):
China Tian Lun Gas Holdings Ltd.	51,000	47
		859
Cyprus (0.6%):

Financials (0.6%):
TCS Group Holding PLC, GDR	2,929	54

Egypt (1.0%):

Communication Services (0.4%):
Telecom Egypt Co.	60,202	39

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Financials (0.6%):
Credit Agricole Egypt	20,911	$52
		91
Greece (1.2%):

Industrials (0.5%):
Mytilineos Holdings SA	4,742	47

Utilities (0.7%):
Terna Energy SA	7,774	57
		104
Hong Kong (5.3%):

Consumer Discretionary (0.6%):
Chow Sang Holdings International, Ltd.	29,000	57

Consumer Staples (1.0%):
China Agri-Industries Holdings Ltd.	125,000	48
Health And Happiness H&H International Holdings Ltd. (b)	7,000	42
		90
Financials (0.5%):
Far East Horizon Ltd.	47,000	45

Industrials (0.7%):
Sinotruk Hong Kong Ltd. (d)	30,500	67

Materials (1.2%):
China Resources Cement Holdings Ltd.	52,000	61
Lee & Man Paper Manufacturing Ltd.	48,000	44
		105
Utilities (1.3%):
Canvest Environmental Protection Group Co. Ltd. (d)	97,000	50
China Water Affairs Group Ltd.	54,000	60
		110
		474
India (12.2%):

Consumer Discretionary (1.9%):
Bajaj Electricals Ltd.	10,046	70
Mahindra CIE Automotive Ltd. (b)	26,245	96
		166
Energy (0.5%):
Mangalore Refinery and Petrochemicals Ltd.	47,580	47

Financials (2.1%):
BSE Ltd.	6,836	64
Dewan Housing Finance Corp. Ltd.	10,546	40
Muthoot Finance Ltd.	14,265	80
		184
Health Care (1.9%):
Granules India, Ltd.	34,243	45
Jubilant Life Sciences Ltd.	7,230	73
Suven Life Sciences Ltd.	14,895	55
		173
Industrials (2.7%):
Dilip Buildcon Ltd. (c)	6,901	62
IRB Infrastructure Developers Ltd.	25,536	48
KEC International Ltd.	16,044	66
NRB Bearings Ltd.	28,546	61
		237
Information Technology (1.7%):
Mindtree Ltd.	4,606	66
Mphasis Ltd.	5,571	90
		156
Materials (0.8%):
National Aluminium Co., Ltd.	86,483	72

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Real Estate (0.6%):
Sobha Ltd.	9,743	$54
		1,089
Indonesia (2.3%):
Communication Services (0.6%):
PT Link Net TBK	187,400	53

Consumer Discretionary (0.6%):
PT ACE Hardware Indonesia TBK	597,800	58

Consumer Staples (0.5%):
Japfa Comfeed Indonesia TBK PT	321,600	44

Industrials (0.6%):
PT Wijaya Karya Persero TBK	569,300	52
		207
Jersey (0.8%):

Information Technology (0.8%):
WNS Holdings Ltd., ADR (b)	1,494	76

Korea, Republic Of (21.2%):

Communication Services (0.7%):
Com2us Corp.	455	60

Consumer Discretionary (4.0%):
F&F Co. Ltd.	1,987	151
Fila Korea Ltd.	2,476	100
GS Home Shopping, Inc.	297	55
SL Corp.	2,591	49
		355
Consumer Staples (2.0%):
Dongwon Industries Co. Ltd.	259	70
Maeil Dairies Co. Ltd.	1,462	109
		179
Financials (1.0%):
KIWOOM Securities Co. Ltd.	1,047	92

Health Care (4.8%):
Chong Kun Dang Pharmaceutical Corp.	497	53
Dentium Co. Ltd.	1,539	140
Korea United Pharmaceuticals, Inc.	2,656	72
Samjin Pharmaceutical Co. Ltd.	1,933	101
Value Added Technology Co. Ltd.	2,282	65
		431
Industrials (2.1%):
Doosan Infracore Co. Ltd. (b)	5,666	50
Jeju Air Co. Ltd.	1,565	53
LS Industrial Systems Co. Ltd.	1,213	82
		185
Information Technology (2.9%):
DuzonBizon Co. Ltd.	1,537	85
SFA Engineering Corp.	2,738	90
Tes Co. Ltd.	3,266	49
Wonik Ips Co. Ltd.	1,692	34
		258
Materials (3.0%):
Hansol Paper Co. Ltd.	4,767	87
Korea Petrochemical Ind Co. Ltd.	288	48
Poongsan Corp.	1,587	45
POSCO CHEMTECH Co. Ltd.	744	49
Soulbrain Co. Ltd.	761	41
		270
Real Estate (0.7%):
Korea Real Estate Investment & Trust Co. Ltd.	24,095	61
		1,891

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Luxembourg (1.1%):

Materials (1.1%):
Ternium SA, ADR	3,240	$98

Malaysia (3.1%):
Energy (1.0%):
Serba Dinamik Holdings BHD	94,300	87

Financials (1.1%):
AEON Credit Service M Berhad	13,400	52
Malaysia Building Society	198,400	49
		101
Industrials (1.0%):
Muhibbah Engineering (M) BHD	124,200	90
		278
Mexico (3.5%):

Consumer Discretionary (0.6%):
Consorcio ARA SAB de CV	161,605	58

Financials (0.8%):
Bolsa Mexicana de Valores SAB de CV	34,198	70

Materials (0.7%):
Grupo Cementos de Chihuahua SAB de CV	9,293	61

Real Estate (1.4%):
Concentradora Fibra Danhos S	36,696	60
Prologis Property Mexico SA de CV	30,369	61
		121
		310
Pakistan (1.2%):

Energy (0.7%):
Mari Petroleum Co. Ltd.	4,640	58

Utilities (0.5%):
The Hub Power Co., Ltd.	69,000	49
		107
Philippines (1.7%):

Consumer Discretionary (1.0%):
Melco Resorts And Entertainment Philippines Corp. (b)	687,600	90

Real Estate (0.7%):
Vista Land & Lifescapes, Inc.	560,900	63
		153
Poland (0.5%):

Industrials (0.5%):
PKP Cargo SA (b)	3,711	48

Singapore (0.9%):

Real Estate (0.9%):
Yanlord Land Group Ltd.	74,600	81

South Africa (3.5%):

Consumer Discretionary (0.5%):
Super Group Ltd. (b)	17,043	48

Consumer Staples (0.8%):
Astral Foods Ltd.	4,135	72

Energy (0.8%):
Exxaro Resources Ltd.	6,591	68

Industrials (0.6%):
Barloword Ltd.	5,857	51

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Real Estate (0.8%):
Vukile Property Fund Ltd.	48,699	$70
		309
Taiwan (17.1%):

Consumer Discretionary (1.2%):
Lion Travel Service Co. Ltd.	19,000	56
Quang Viet Enterprise Co., Ltd.	12,000	54
		110
Consumer Staples (0.7%):
TCI Co. Ltd.	4,000	64

Financials (0.6%):
King’s Town Bank Co. Ltd.	52,000	52

Health Care (1.2%):
Bioteque Corp.	19,000	60
TaiDoc Technology Corp.	10,000	46
		106
Industrials (2.2%):
Kung Long Batteries Industrial Co. Ltd.	17,000	80
Turvo International Co. Ltd.	26,733	74
Wisdom Marine Lines Co., Ltd.	47,000	46
		200
Information Technology (8.5%):
Career Technology (MFG.) Co. Ltd.	25,000	32
Chilisin Electronics Corp.	15,000	46
Chipbond Technology Corp.	34,000	66
Chroma ATE, Inc.	18,000	86
Coretronic Corp.	33,000	58
Elan Microelectronics Corp.	36,000	60
Gigabyte Technology Co. Ltd.	38,000	60
Global Unichip Corp.	6,000	53
Holtek Semiconductor, Inc.	32,000	83
Merry Electronics Co. Ltd.	11,000	50
Powertech Technology, Inc.	28,000	76
Tripod Technology Corp.	31,000	85
		755
Materials (2.2%):
China General Plastics Corp.	145,473	122
Feng Hsin Steel Co. Ltd.	38,000	75
		197
Real Estate (0.5%):
Chong Hong Construction Co. Ltd.	19,000	48
		1,532
Thailand (3.8%):

Consumer Discretionary (0.9%):
Somboon Advance Technology PLC	117,300	80

Financials (0.9%):
Thanachart Capital PCL	49,800	83

Health Care (0.6%):
Mega Lifesciences Public Co. Ltd. - NVDR	48,200	55

Information Technology (0.6%):
SVI PCL	312,300	54

Real Estate (0.8%):
Supalai PCL	87,400	66
		338
Turkey (2.1%):

Industrials (0.9%):
Tekfen Holding AS	23,108	83

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Materials (1.2%):
Anadolu Cam Sanayii AS	68,224	$37
Soda Sanayii AS	61,191	70
		107
		190
Total Common Stocks (Cost $8,731)		8,791

Exchange-Traded Funds (1.0%)

United States (1.0%):
iShares MSCI Emerging Markets Small-Cap ETF	1,942	89
Total Exchange-Traded Funds (Cost $88)		89

Collateral for Securities Loaned (1.0%)

United States (1.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(e)	14,634	15
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(e)	22,979	23
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(e)	7,318	7
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(e)	4,573	5
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(e)	24,693	25
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(e)	9,146	9
Total Collateral for Securities Loaned (Cost $84)		84

Total Investments (Cost $8,903) — 100.3%		8,964
Liabilities in excess of other assets — (0.3)%		(25)
NET ASSETS - 100.00%		$8,939

(a)                       All securities, except those traded on exchanges in the United States (including ADRs) and collateral for securities loaned, Brazil and Mexico were fair valued at September 30, 2018. See Note 2 for further information.

(b)                       Non-income producing security.

(c)                        Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $278 (thousands) and amounted to 3.1% of net assets.

(d)                       All or a portion of this security is on loan.

(e)                        Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.2%)

Australia (5.2%):

Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd.	5,873	$120

Energy (0.9%):
Beach Energy Ltd.	106,358	165
Santos Ltd.	14,298	75
		240
Financials (1.7%):
Australia & New Zealand Banking Group Ltd.	4,189	85
Macquarie Group Ltd.	2,977	271
Westpac Banking Corp.	4,333	87
		443
Health Care (0.3%):
CSL Ltd.	549	80

Industrials (0.4%):
Qantas Airways Ltd.	23,821	101

Materials (1.1%):
RIO Tinto Ltd.	5,361	305

Real Estate (0.3%):
Mirvac Group	49,810	87
		1,376
Austria (0.7%):

Financials (0.4%):
Raiffeisen Bank International AG	4,229	122

Materials (0.3%):
Voestalpine AG	1,526	69
		191
Belgium (0.7%):

Financials (0.4%):
KBC Groep NV	1,577	117

Materials (0.3%):
Solvay SA	583	78
		195
Brazil (1.2%):

Financials (0.6%):
Banco Santander Brasil SA	18,400	163

Materials (0.6%):
Vale SA	10,400	154
		317
Canada (6.4%):

Consumer Discretionary (0.4%):
Magna International, Inc.	1,953	103

Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc., Class B	1,571	79

Energy (2.2%):
EnCana Corp.	10,582	139
Gran Tierra Energy, Inc. (b)	43,780	167
Parex Resources, Inc. (b)	10,979	187
Suncor Energy, Inc.	2,414	93
		586
Financials (2.5%):
Bank of Montreal	1,572	130
Canadian Imperial Bank of Commerce (c)	2,216	208
Industrial Alliance Insurance	2,233	89
Sun Life Financial, Inc.	3,423	136
The Bank of Nova Scotia	1,784	106
		669

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Industrials (0.4%):
Air Canada (b)	4,690	$100

Materials (0.6%):
Iamgold Corp. (b)	14,262	52
Teck Resources Ltd., Class B	4,855	117
		169
		1,706
China (6.4%):

Communication Services (1.6%):
Baidu, Inc., ADR (b)	640	146
Momo, Inc., ADR (b)	1,709	75
Tencent Holdings Ltd.	3,500	143
YY, Inc., ADR (b)	991	74
		438
Consumer Discretionary (0.8%):
Alibaba Group Holding Ltd., ADR (b)	738	122
ANTA Sports Products Ltd.	16,000	76
		198
Energy (0.4%):
China Petroleum & Chemical Corp.	110,000	111

Financials (1.5%):
Bank of China Ltd.	247,275	109
Industrial & Commercial Bank of China Ltd.	244,250	178
Picc Property & Casualty Co. Ltd.	87,000	103
		390
Health Care (0.3%):
Sinopharm Group Co. Ltd.	18,000	88

Industrials (0.7%):
China Railway Construction Corp. Ltd.	93,575	126
Zhejiang Expressway Co. Ltd., Class H	66,000	55
		181
Materials (0.3%):
Anhui Conch Cement Co. Ltd.	14,500	87

Real Estate (0.3%):
Country Garden Holdings Co. Ltd.	72,000	91

Utilities (0.5%):
ENN Energy Holdings Ltd.	15,000	130
		1,714
Denmark (1.2%):

Consumer Staples (0.3%):
Carlsberg A/S, Class B	651	78

Health Care (0.5%):
H. Lundbeck A/S	2,155	133

Utilities (0.4%):
Orsted A/S (d)	1,510	103
		314
France (7.2%):

Communication Services (0.7%):
Orange SA	7,050	112
Ubisoft Entertainment SA (b)	788	85
		197
Consumer Discretionary (1.5%):
Kering	182	97
LVMH Moet Hennessy Louis Vuitton SA	595	210
Renault SA	1,233	107
		414
Consumer Staples (1.3%):
L’Oreal SA	813	196
Pernod Ricard SA	931	153
		349

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Energy (0.9%):
Total SA (c)	3,671	$239

Financials (1.1%):
AXA SA	2,808	75
BNP Paribas SA	3,423	210
		285
Industrials (1.0%):
Teleperformance	805	152
Vinci SA	1,134	108
		260
Information Technology (0.3%):
Alten Ltd.	749	77

Real Estate (0.4%):
Nexity SA	1,707	94
		1,915
Germany (6.0%):

Communication Services (0.4%):
Deutsche Telekom AG, Registered Shares	6,437	104

Consumer Discretionary (0.8%):
TUI AG	5,404	104
Volkswagen AG	628	110
		214
Financials (0.9%):
Allianz SE	438	98
Hannover Rueck SE	1,037	146
		244
Health Care (0.6%):
Fresenius SE & Co. KGaA	2,159	158

Industrials (0.7%):
Deutsche Lufthansa AG	3,424	84
MTU Aero Engines Holding AG	472	106
		190
Information Technology (0.6%):
Infineon Technologies AG	2,902	66
SAP SE	736	90
		156
Materials (1.1%):
BASF SE	2,067	183
Covestro AG (d)	1,198	97
		280
Real Estate (0.4%):
Deutsche Wohnen AG	2,410	116

Utilities (0.5%):
E.ON AG	13,233	135
		1,597
Hong Kong (2.8%):

Communication Services (0.3%):
HKT Trust & HKT Ltd.	56,000	77

Consumer Discretionary (0.8%):
Galaxy Entertainment Group Ltd.	21,000	133
Geely Automobile Holdings Ltd.	40,000	80
		213
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	20,500	97

Industrials (0.4%):
CK Hutchison Holdings Ltd.	10,500	121

Real Estate (0.6%):
CK Asset Holdings Ltd.	9,895	74

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Sun Hung KAI Properties Ltd.	6,000	$87
		161
Utilities (0.3%):
CLP Holdings Ltd.	6,500	76
		745
India (2.4%):

Consumer Discretionary (0.4%):
Mahindra & Mahindra Ltd.	7,735	92

Energy (0.4%):
Reliance Industries Ltd.	6,379	111

Financials (0.3%):
Indiabulls Housing Finance Ltd.	7,537	89

Health Care (0.6%):
Divi’s Laboratories Ltd.	4,822	87
Sanofi India, Ltd.	929	81
		168
Information Technology (0.4%):
HCL Technologies Ltd.	6,360	95

Utilities (0.3%):
Power Grid Corp. of India Ltd.	28,140	73
		628
Indonesia (0.2%):

Industrials (0.2%):
PT Wijaya Karya Persero TBK	706,800	65

Ireland (1.7%):

Health Care (1.4%):
ICON PLC (b)	1,498	230
Shire PLC	2,357	143
		373
Industrials (0.3%):
DCC PLC	884	80
		453
Italy (0.8%):

Utilities (0.8%):
A2A SpA	52,380	91
Enel SpA	25,835	132
		223
Japan (16.5%):

Communication Services (1.2%):
KDDI Corp.	3,800	105
Nexon Co. Ltd. (b)	5,000	65
Nippon Telegraph & Telephone Corp.	3,000	136
		306
Consumer Discretionary (3.3%):
Honda Motor Co. Ltd.	6,000	181
Koito Manufacturing Co. Ltd.	2,200	145
Sekisui House Ltd.	5,100	78
Sony Corp.	6,400	389
Suzuki Motor Corp.	1,700	97
		890
Consumer Staples (1.2%):
Asahi Group Holdings Ltd.	2,300	100
Matsumotokiyoshi Holdings Co. Ltd.	2,700	110
Uni-Charm Corp.	3,500	116
		326
Financials (2.4%):
Chiba Bank Ltd.	10,700	73
ORIX Corp.	12,000	194

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Sumitomo Mitsui Financial Group, Inc.	3,325	$134
Sumitomo Mitsui Trust Holdings, Inc.	2,000	82
Tokio Marine Holdings, Inc.	3,000	149
		632
Health Care (1.6%):
Astellas Pharma, Inc.	9,300	162
Hoya Corp.	1,500	89
Shionogi & Co. Ltd.	2,700	177
		428
Industrials (3.1%):
Asahi Glass Co. Ltd.	2,900	120
Central Japan Railway Co.	900	188
Fuji Electric Co. Ltd.	2,400	96
ITOCHU Corp.	7,700	141
Mitsui & Co. Ltd.	6,300	112
OBAYASHI Corp.	9,100	86
Taisei Corp.	1,900	87
		830
Information Technology (1.7%):
Kyocera Corp.	1,400	84
Murata Manufacturing Co. Ltd.	700	108
NTT Data Corp.	6,200	86
Tokyo Electron Ltd.	1,300	179
		457
Materials (0.8%):
Tosoh Corp.	4,300	66
UBE Industries Ltd.	5,500	150
		216
Real Estate (0.8%):
Daiwa House Industry Co. Ltd.	7,000	207

Utilities (0.4%):
Kansai Electric Power Co.	7,100	107
		4,399
Korea, Republic Of (3.5%):

Communication Services (0.3%):
SK Telecom Co., Ltd., ADR	3,149	88

Consumer Discretionary (0.3%):
Shinsegae, Inc.	204	66

Financials (0.7%):
Industrial Bank of Korea	7,665	105
Shinhan Financial Group Co. Ltd.	1,743	71
		176
Information Technology (1.7%):
Samsung Electro-Mechanics Co. Ltd.	1,164	146
Samsung Electronics Co. Ltd.	7,262	304
		450
Materials (0.5%):
Lotte Chemical Corp.	258	65
POSCO	306	81
		146
		926
Luxembourg (1.1%):

Energy (0.3%):
Tenaris SA	4,560	77

Materials (0.8%):
Arcelormittal	7,348	228
		305

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Malaysia (0.3%):

Financials (0.3%):
CIMB Group Holdings Berhad	55,200	$80

Mexico (0.7%):

Consumer Staples (0.7%):
Gruma SAB de CV, Class B	6,760	86
Wal-Mart de Mexico SAB de CV	35,711	109
		195
Netherlands (1.8%):

Financials (0.9%):
ING Groep NV	9,236	120
NN Group NV	2,794	125
		245
Health Care (0.4%):
Koninklijke Philips NV	2,410	110

Industrials (0.5%):
AerCap Holdings NV (b)	2,280	131
		486
Norway (0.5%):

Financials (0.5%):
DNB ASA	6,149	130

Philippines (0.3%):

Communication Services (0.3%):
Globe Telecom, Inc.	2,025	82

Poland (0.6%):

Consumer Staples (0.6%):
Dino Polska SA (b)(d)	5,705	154

Portugal (0.6%):

Energy (0.6%):
Galp Energia SGPS SA	8,080	160

Russian Federation (0.8%):

Energy (0.5%):
LUKOIL PJSC, ADR	1,872	143

Financials (0.3%):
Sberbank of Russia PJSC	26,150	81
		224
Singapore (0.8%):

Financials (0.8%):
DBS Group Holdings Ltd.	10,600	202

South Africa (0.9%):

Communication Services (0.4%):
Naspers Ltd.	556	120

Financials (0.5%):
Nedbank Group Ltd.	6,501	122
		242
Spain (1.7%):

Energy (0.5%):
Repsol SA	6,494	129

Industrials (0.8%):
ACS, Actividades de Construccion y Servicios SA	3,400	144
Aena SA (d)	442	77
		221

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Information Technology (0.4%):
Amadeus IT Holding SA	1,062	$99
		449
Sweden (2.8%):

Communication Services (0.4%):
Tele2 AB	8,418	101

Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	10,232	114

Industrials (1.4%):
Atlas Copco AB, A Shares	1,947	56
Epiroc AB, Class A (b)	5,293	59
Sandvik AB	4,549	81
Volvo AB, Class B	9,742	172
		368
Information Technology (0.3%):
Hexagon AB, B Shares	1,362	80

Materials (0.3%):
Boliden AB	2,965	82
		745
Switzerland (8.1%):

Consumer Staples (1.7%):
Nestle SA, Registered Shares	5,390	449

Financials (1.2%):
Partners Group Holding AG	116	92
Swiss Life Holding AG	638	242
		334
Health Care (3.2%):
Lonza Group AG, Registered Shares	821	281
Novartis AG	3,588	309
Roche Holding AG	1,075	260
		850
Industrials (0.7%):
Ferguson PLC	1,206	102
Georg Fischer AG	85	96
		198
Information Technology (0.9%):
Logitech International SA	2,930	131
Stmicroelectronics NV	5,722	105
		236
Materials (0.4%):
Glencore PLC	23,391	101
		2,168
Taiwan (2.7%):

Consumer Staples (0.3%):
TCI Co. Ltd.	5,000	81

Financials (0.5%):
CTBC Financial Holding Co. Ltd.	165,000	124

Information Technology (1.6%):
Globalwafers Co. Ltd.	7,000	77
Powertech Technology, Inc.	61,000	166
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	171
		414
Materials (0.3%):
Formosa Chemicals & Fibre	22,000	92
		711
Thailand (0.3%):

Communication Services (0.3%):
Advanced INFO Service	14,400	90

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
United Kingdom (11.0%):

Communication Services (0.6%):
BT Group PLC	25,407	$75
Vodafone Group PLC	36,457	78
		153
Consumer Discretionary (1.1%):
Barratt Developments PLC	13,832	102
Fiat DaimlerChrysler Automobiles NV (b)	5,652	99
JD Sports Fashion PLC	14,675	88
		289
Consumer Staples (2.7%):
British American Tobacco PLC	1,990	93
Diageo PLC	5,346	189
Imperial Tobacco Group PLC	2,150	75
Reckitt Benckiser Group PLC	879	80
Tate & Lyle PLC	10,876	97
Tesco PLC	59,438	186
		720
Energy (1.5%):
BP PLC	42,767	328
Cairn Energy PLC (b)	29,243	88
		416
Financials (2.5%):
3I Group PLC	19,428	238
HSBC Holdings PLC	17,260	151
Legal & General Group PLC	33,478	114
Lloyds Banking Group PLC	221,768	170
		673
Health Care (1.1%):
AstraZeneca PLC	1,792	140
GlaxoSmithKline PLC	7,210	144
		284
Industrials (0.9%):
Ashtead Group PLC	7,923	251

Information Technology (0.3%):
Electrocomponents PLC	8,959	84

Materials (0.3%):
RPC Group PLC	7,304	75
		2,945
United States (0.3%):

Consumer Discretionary (0.3%):
Carnival PLC	1,265	79
Total Common Stocks (Cost $23,430)		26,211

Preferred Stocks (0.5%)

Brazil (0.5%):

Energy (0.5%):
Petroleo Brasileiro SA (b)	24,200	126
Total Preferred Stocks (Cost $115)		126

Exchange-Traded Funds (0.7%)

United States (0.7%):
iShares Core MSCI EAFE ETF	686	44
iShares Core MSCI Emerging Markets ETF	2,497	129
		173
Total Exchange-Traded Funds (Cost $174)		173

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned (1.7%)

United States (1.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(e)	81,864	$82
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(e)	128,546	129
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(e)	40,937	41
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(e)	25,581	26
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(e)	138,136	138
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(e)	51,162	51
Total Collateral for Securities Loaned (Cost $467)		467

Total Investments (Cost $24,186) — 101.1%		26,977
Liabilities in excess of other assets — (1.1)%		(283)
NET ASSETS - 100.00%		$26,694

(a)                       All securities, except those traded on exchanges in the United States (including ADRs) and collateral for securities loaned, Brazil, Canada and Mexico were fair valued at September 30, 2018. See Note 2 for further information.

(b)                       Non-income producing security.

(c)                        All or a portion of this security is on loan.

(d)                       Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $430 (thousands) and amounted to 1.6% of net assets.

(e)                        Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.8%)

Australia (5.3%):

Consumer Discretionary (0.3%):
The Star Entertainment Group Ltd.	1,646,334	$6,170

Consumer Staples (0.5%):
Metcash Ltd.	3,846,852	8,333

Energy (1.1%):
Beach Energy Ltd.	13,523,375	20,932

Financials (0.3%):
Pendal Group Ltd.	822,742	5,224

Industrials (0.9%):
Downer Edi Ltd.	1,418,269	8,085
Seven Group Holdings Ltd. (b)	578,698	9,452
		17,537
Materials (1.4%):
CSR Ltd.	2,900,532	7,900
Northern Star Resources, Ltd.	1,938,087	11,633
OZ Minerals Ltd.	838,365	5,650
		25,183
Real Estate (0.8%):
Charter Hall Group	2,921,318	15,118
		98,497
Belgium (0.6%):

Real Estate (0.6%):
Warehouses De Pauw SCA	82,406	10,843

Canada (9.3%):

Communication Services (0.6%):
Entertainment One Ltd.	1,999,394	10,765

Consumer Discretionary (1.7%):
BRP, Inc. (b)	209,563	9,831
Canada Goose Holdings, Inc. (c)	269,258	17,378
Sleep Country Canada Holdings, Inc. (d)	214,308	4,786
		31,995
Consumer Staples (0.4%):
Premium Brands Holdings Corp.	96,757	7,060

Energy (2.3%):
Enerflex Ltd.	479,679	6,140
Gran Tierra Energy, Inc. (b)(c)	2,701,449	10,291
Parex Resources, Inc. (c)	822,401	13,977
Tamarack Valley Energy Ltd. (c)	3,307,141	12,880
		43,288
Financials (0.3%):
Canadian Western Bank (b)	240,413	6,348

Industrials (1.5%):
Air Canada (c)	337,677	7,216
Maxar Technologies Ltd. (b)	123,637	4,072
NFI Group, Inc. (b)	153,551	5,977
TFI International, Inc.	295,869	10,740
		28,005
Information Technology (0.3%):
Sierra Wireless, Inc. (b)(c)	274,900	5,525

Materials (1.0%):
HudBay Minerals, Inc.	847,983	4,294
Iamgold Corp. (c)	2,017,445	7,420
Interfor Corp. (c)	438,329	6,489
		18,203
Real Estate (0.8%):
Canadian Apartment Properties REIT (b)	240,626	8,885
Tricon Capital Group, Inc. (b)	777,585	6,551
		15,436

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Utilities (0.4%):
Capital Power Corp.	359,632	$7,939
		174,564
Cayman Islands (0.4%):

Consumer Discretionary (0.4%):
Nexteer Automotive Group Ltd.	4,523,000	7,162

Denmark (2.2%):

Consumer Staples (0.8%):
Royal Unibrew A/S	179,176	14,751

Financials (0.3%):
Jyske Bank A/S	107,944	5,228

Health Care (0.7%):
GN Store Nord A/S	269,516	13,121

Industrials (0.4%):
DFDS A/S	147,557	7,299
		40,399
Finland (1.6%):

Communication Services (0.3%):
DNA Oyj	307,528	6,872

Industrials (1.0%):
Cramo Oyj	405,182	9,139
Valmet Oyj	420,705	9,370
		18,509
Materials (0.3%):
Metsa Board OYJ	532,483	5,380
		30,761
France (8.1%):

Communication Services (0.5%):
Television Francaise	393,773	4,158
Ubisoft Entertainment SA (c)	55,822	6,027
		10,185
Consumer Discretionary (0.9%):
Faurecia Manufacture Automoblie Parts	139,964	8,417
Seb SA	33,330	5,668
Trigano SA	30,756	3,363
		17,448
Financials (0.4%):
SCOR SE	145,050	6,724

Health Care (0.9%):
Ipsen SA	94,542	15,914

Industrials (2.3%):
Eiffage SA	148,397	16,575
Teleperformance	134,636	25,397
		41,972
Information Technology (1.3%):
Alten Ltd.	121,375	12,485
Soitec (c)	83,186	5,770
Worldline SA (c)(d)	104,092	6,664
		24,919
Materials (0.9%):
Arkema SA	142,246	17,626

Real Estate (0.6%):
Nexity SA	199,357	11,017
Utilities (0.3%):
Rubis	112,671	6,101
		151,906

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Germany (6.7%):

Consumer Discretionary (0.4%):
Hugo Boss AG	87,876	$6,760

Financials (0.3%):
Aareal Bank AG	131,582	5,486

Health Care (1.1%):
Carl Zeiss Meditec AG	161,210	13,549
Gerresheimer AG	77,097	6,508
		20,057
Industrials (1.8%):
Duerr AG	176,361	7,930
Kloeckner & Co. Se	627,289	7,242
MTU Aero Engines Holding AG	44,224	9,962
Rheinmetall AG	73,810	7,714
		32,848
Information Technology (1.9%):
Bechtle AG	100,929	10,244
Siltronic AG	47,945	5,863
Wirecard AG	93,971	20,328
		36,435
Real Estate (1.2%):
Alstria Office REIT AG	514,930	7,635
TAG Immobilien AG	646,810	15,409
		23,044
		124,630
Hong Kong (1.0%):

Consumer Discretionary (0.6%):
Luk Fook Holdings (International) Ltd.	2,087,000	7,262
Melco International Development Ltd.	2,335,000	4,649
		11,911
Utilities (0.4%):
Towngas China Co. Ltd.	7,800,000	6,808
		18,719
Ireland (1.2%):

Consumer Discretionary (0.4%):
Dalata Hotel Group PLC	847,621	6,731

Health Care (0.5%):
UDG Healthcare PLC	1,009,703	8,940

Industrials (0.3%):
Grafton Group PLC	627,798	6,194
		21,865
Italy (3.7%):

Communication Services (0.6%):
Infrastructure Wireless Italiane SpA (d)	1,462,342	10,822

Consumer Discretionary (0.9%):
Brembo SpA (b)	1,239,123	16,201

Financials (0.2%):
Banca Generali SpA	158,324	4,077

Health Care (1.5%):
Amplifon SpA	975,092	21,616
Diasorin SpA	65,212	6,853
		28,469
Utilities (0.5%):
A2A SpA	5,599,687	9,710
		69,279
Japan (22.3%):

Consumer Discretionary (3.4%):
BIC Camera, Inc.	570,400	7,930

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Daikyonishikawa Corp.	444,400	$5,139
Keihin Corp.	328,200	6,792
Paltac Corp.	270,100	14,768
Round One Corp.	591,700	7,839
Starts Corp., Inc. (b)	258,800	5,707
Sumitomo Forestry Co. Ltd. (b)	561,400	9,762
Sushiro Global Holdings, Ltd.	104,300	6,177
		64,114
Consumer Staples (1.4%):
Fuji Oil Co. Ltd.	286,900	9,048
Matsumotokiyoshi Holdings Co. Ltd.	244,600	10,033
Nippon Suisan Kaisha Ltd.	1,233,100	8,037
		27,118
Financials (1.7%):
Aiful Corp. (b)(c)	1,841,500	5,525
North Pacific Bank Ltd.	2,136,900	7,242
The Shiga Bank Ltd.	330,000	8,498
Zenkoku Hosho Co. Ltd.	255,200	10,199
		31,464
Health Care (1.8%):
Asahi Intecc Co. Ltd.	222,000	9,682
Jcr Pharmaceuticals Co. Ltd.	119,400	6,788
Rohto Pharmaceutical Co. Ltd.	261,600	9,194
Ship Healthcare Holdings, Inc.	198,500	7,683
		33,347
Industrials (6.6%):
CKD Corp. (b)	469,300	6,024
Daifuku Co. Ltd.	136,900	6,978
Dmg Mori Co., Ltd. (b)	459,400	7,675
EN-Japan, Inc.	134,300	6,741
Kanamotoc Co. Ltd.	221,100	7,840
Maeda Corp.	622,500	8,222
Makino Milling Machine Co. Ltd. (b)	128,400	5,483
Okuma Corp. (b)	118,200	6,566
Penta-Ocean Construction Co. Ltd.	1,192,100	7,944
Ryobi Ltd. (b)	234,900	9,259
Sankyu, Inc.	141,000	7,920
Sanwa Holdings Corp.	712,000	8,479
Seino Holdings Co. Ltd.	567,300	8,573
Takasago Thermal Engineering Co. Ltd.	417,100	7,548
TODA Corp.	880,600	6,360
Ut Group Co. Ltd. (c)	323,900	11,559
		123,171
Information Technology (3.2%):
Horiba Ltd.	123,600	6,552
Lasertec Corp.	186,800	6,244
Net One Systems Co. Ltd.	720,600	17,303
Screen Holdings Co. Ltd.	79,800	4,693
Taiyo Yuden Co. Ltd. (b)	457,100	10,276
TIS, Inc.	309,800	15,489
		60,557
Materials (2.6%):
Denka Co. Ltd.	204,300	7,122
Rengo Co. Ltd.	749,500	6,392
Showa Denko KK	216,100	11,922
Sumitomo Bakelite Co. Ltd.	225,000	10,124
Tokyo Steel Manufacturing Co. Ltd. (b)	953,200	6,980
Yamato Kogyo Co. Ltd.	173,200	5,372
		47,912
Real Estate (1.6%):
Japan Hotel REIT Investment Corp.	8,293	6,036
Kenedix Office Investment Corp.	972	6,203
Nippon Accommodations Fund, Inc.	1,423	6,338
Open House Co. Ltd.	216,900	10,687
		29,264
		416,947

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Korea, Republic Of (4.9%):

Consumer Discretionary (0.6%):
GS Home Shopping, Inc.	36,632	$6,694
SL Corp.	297,218	5,637
		12,331
Consumer Staples (0.4%):
Maeil Dairies Co. Ltd.	97,678	7,318

Financials (0.6%):
KIWOOM Securities Co. Ltd.	127,816	11,233

Health Care (0.7%):
Chong Kun Dang Pharmaceutical Corp.	66,024	7,022
Korea United Pharmaceuticals, Inc.	207,363	5,648
		12,670
Industrials (0.5%):
LS Industrial Systems Co. Ltd.	133,183	8,951

Information Technology (1.2%):
DuzonBizon Co. Ltd.	198,439	10,929
SFA Engineering Corp.	215,232	7,102
Tes Co. Ltd.	278,211	4,145
		22,176
Materials (0.9%):
Poongsan Corp.	171,293	4,903
SKC Co. Ltd.	196,847	7,569
Soulbrain Co. Ltd.	91,112	4,936
		17,408
		92,087
Luxembourg (1.5%):

Consumer Discretionary (0.7%):
B&M European Value Retail SA	1,445,166	7,282
SAF-Holland SA	421,332	6,361
		13,643
Industrials (0.8%):
Stabilus SA	167,998	13,861
		27,504
Netherlands (2.3%):

Financials (1.3%):
ASR Nederland NV	210,258	10,021
Euronext NV (d)	211,309	13,882
		23,903
Industrials (0.3%):
TKH Group NV	102,542	5,776

Information Technology (0.3%):
Asm International NV	90,211	4,673

Materials (0.4%):
Amg Advanced Metallurgical Group NV	174,511	8,103
		42,455
New Zealand (0.6%):

Health Care (0.6%):
Summerset Group Holdings Ltd. (b)	2,061,747	10,667

Singapore (0.9%):

Real Estate (0.9%):
Frasers Logistics & Industrial Trust	10,667,700	8,348
Mapletree Industrial Trust	6,012,921	8,714
		17,062

Spain (1.2%):

Consumer Discretionary (0.3%):
Melia Hotels International SA	467,179	5,221

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Financials (0.6%):
Bankinter SA	643,302	$5,908
Unicaja Banco SA (d)	3,257,266	5,306
		11,214
Real Estate (0.3%):
Merlin Properties Socimi SA	441,499	5,986
		22,421
Sweden (3.0%):

Consumer Discretionary (0.4%):
Dometic Group AB (d)	950,297	8,317

Financials (0.4%):
Resurs Holdings AB (d)	880,964	6,592

Health Care (0.5%):
Swedish Orphan Biovitrum AB (c)	324,270	9,486

Industrials (0.6%):
Ahlsell AB (d)	894,223	5,007
Peab AB	669,870	6,126
		11,133
Materials (0.5%):
SSAB AB, B Shares	2,286,264	9,269

Real Estate (0.6%):
Wihlborgs Fastigheter AB	944,644	11,397
		56,194
Switzerland (6.7%):

Consumer Discretionary (0.3%):
Dufry AG-Registered (b)	55,992	6,329

Consumer Staples (0.8%):
Coca-Cola HBC AG	416,296	14,181

Financials (2.0%):
Helvetia Holding AG, Registered Shares	8,249	5,027
Julius Baer Group Ltd.	160,366	8,018
Swiss Life Holding AG	44,201	16,766
Vontobel Holding AG	100,517	7,104
		36,915
Health Care (0.8%):
Siegfried Holding AG	11,946	5,557
Straumann Holding AG	11,943	9,001
		14,558
Industrials (1.7%):
Georg Fischer AG	15,090	17,099
Vat Group AG (d)	38,666	4,339
Wizz Air Holdings PLC (c)(d)	298,258	11,160
		32,598
Information Technology (1.1%):
Logitech International SA	443,146	19,883
		124,464
United Kingdom (14.0%):

Communication Services (1.0%):
Auto Trader Group PLC (d)	1,176,042	6,840
Cineworld UK Ltd.	2,688,174	11,044
		17,884
Consumer Discretionary (1.5%):
Bellway PLC	177,140	6,951
J D Wetherspoon PLC	24,588	418
JD Sports Fashion PLC	2,107,425	12,592
Redrow PLC	973,716	7,399
		27,360
Consumer Staples (1.1%):
Nomad Foods Ltd., ADR (c)	320,186	6,487
Stock Spirits Group PLC	1,473,060	3,776

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Tate & Lyle PLC	1,231,840	$10,952
		21,215
Energy (0.8%):
Cairn Energy PLC (c)	2,407,053	7,274
Hunting PLC (c)	672,833	6,817
		14,091
Financials (2.1%):
Ashmore Group PLC	1,411,273	6,678
Beazley PLC	920,409	6,843
IG Group Holdings PLC	672,882	5,546
Intermediate Capital Group PLC	690,019	9,785
Just Group PLC	3,454,660	3,979
Onesavings Bank PLC	1,165,327	6,167
		38,998
Health Care (0.8%):
Clinigen Group PLC	763,904	8,403
Hikma Pharmaceuticals PLC	284,372	6,846
		15,249
Industrials (2.7%):
Costain Group PLC	923,826	5,020
Hays PLC	3,742,602	9,934
Keller Group PLC	519,608	6,870
Meggitt PLC	869,479	6,418
National Express Group PLC	1,633,629	8,307
Northgate PLC	897,794	4,862
Vesuvius PLC	1,050,303	8,819
		50,230
Information Technology (1.6%):
Aveva Group PLC	145,317	5,477
Computacenter PLC	481,037	7,931
Electrocomponents PLC	1,086,107	10,159
Spectris PLC	202,831	6,264
		29,831
Materials (1.1%):
DS Smith PLC	835,661	5,205
RPC Group PLC	464,532	4,810
Synthomer PLC	1,623,900	11,445
		21,460
Real Estate (1.3%):
Londonmetric Property PLC	2,948,464	6,826
Safestore Holdings PLC	1,370,577	9,282
The Unite Group PLC	783,300	9,110
		25,218
		261,536
United States (0.3%):

Information Technology (0.3%):
Globant SA (c)	91,801	5,415
Total Common Stocks (Cost $1,522,834)		1,825,377

Exchange-Traded Funds (0.8%)

United States (0.8%):
Vanguard FTSE Developed Markets ETF (b)	337,991	14,625
Total Exchange-Traded Funds (Cost $14,634)		14,625

Collateral for Securities Loaned (2.1%)

United States (2.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(e)	6,905,367	6,905

See notes to schedule of portfolio investments.

Security Description	Shares	Fair Value(a)
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(e)	10,843,127	$10,843
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(e)	3,453,085	3,453
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(e)	2,157,806	2,158
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(e)	11,652,057	11,652
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(e)	4,315,612	4,316
Total Collateral for Securities Loaned (Cost $39,327)		39,327

Total Investments (Cost $1,576,795) — 100.7%		1,879,329
Liabilities in excess of other assets — (0.7)%		(13,770)
NET ASSETS - 100.00%		$1,865,559

(a)                       All securities, except those traded on exchanges in the United States and collateral for securities loaned, Argentina and Canada were fair valued at September 30, 2018.  See Note 2 for further information.

(b)                       All or a portion of this security is on loan.

(c)                        Non-income producing security.

(d)                       Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $83,715 (thousands) and amounted to 4.5% of net assets.

(e)                        Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to schedule of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	September 30, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (8.0%)
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100	$485	$478
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 3.07%(LIBOR01M+86bps), 1/25/35, Callable 10/25/18 @ 100(a)	458	458
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 11/15/19 @ 100(b)(c)	271	271
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 7/15/20 @ 100(b)	36	36
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 5/15/20 @ 100	219	219
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21, Callable 5/15/20 @ 100	230	230
Drive Auto Recievables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21, Callable 7/15/20 @ 100(b)	1,000	1,001
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100(b)	357	357
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 11/15/20 @ 100(b)	250	249
GM Financial Automobile Leasing Trust, Series 2017-1, Class A3, 2.06%, 5/20/20, Callable 11/20/19 @ 100	278	277
Home Equity Asset Trust, Series 2005-2, Class M5, 3.31%(LIBOR01M+110bps), 7/25/35, Callable 10/25/18 @ 100(a)	1,000	1,000
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 3.19%(LIBOR01M+98bps), 10/25/34, Callable 10/25/18 @ 100(a)	149	149
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.48%(LIBOR01M+26bps), 4/25/35, Callable 9/25/19 @ 100(a)	124	123
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100	555	553
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 8/15/20 @ 100	985	978
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)	525	522
Total Asset Backed Securities (Cost $6,874)		6,901

Collateralized Mortgage Obligations (4.0%)
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46	320	317
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45(b)	615	595
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45	8	8
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35, Callable 3/25/19 @ 100	3	2
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(b)(c)	500	522
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34, Callable 3/25/34 @ 100	132	139
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100(c)	208	213
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	791	789
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	266
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	580
Total Collateralized Mortgage Obligations (Cost $3,584)		3,431

See notes to schedule of portfolio investments.

Security Description	Principal Amount	Value
Corporate Bonds (29.5%)

Communication Services (2.1%):
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100	$371	$366
3.40%, 5/15/25, Callable 2/15/25 @ 100	244	232
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	492	472
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	350	303
Verizon Communications, Inc., 5.15%, 9/15/23	339	362
		1,735
Consumer Discretionary (1.7%):
Hasbro, Inc., 6.35%, 3/15/40	280	304
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	139	129
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	585	579
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	345	333
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	156
		1,501
Consumer Staples (2.2%):
Altria Group, Inc.
4.25%, 9/16/16	105	97
2.63%, 8/9/42, Callable 6/16/26 @ 100	500	456
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	140	140
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100	295	301
Reynolds American, Inc.
4.00%, 6/12/22	126	127
4.85%, 9/15/23	234	243
6.15%, 9/15/43	175	196
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21, Callable 9/18/21 @ 100	196	195
3.45%, 6/1/26, Callable 3/1/26 @ 100	164	156
		1,911
Energy (2.0%):
Ecopetrol SA, 5.88%, 9/18/23	241	256
EQT Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	245	249
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	85	86
Marathon Oil Corp., 2.80%, 11/1/22, Callable 8/1/22 @ 100	291	280
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	305	295
Statoil ASA, 3.95%, 5/15/43	130	126
Valero Energy Corp., 10.50%, 3/15/39	285	452
		1,744
Financials (10.4%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	311
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	204	203
Bank of America Corp.
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	265	259
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	492
4.20%, 8/26/24, MTN	302	303
BB&T Corp.
3.95%, 3/22/22, Callable 2/22/22 @ 100	365	369
2.75%, 4/1/22, Callable 3/1/22 @ 100, MTN	480	470
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	411	383
Cincinnati Financial Corp., 6.13%, 11/1/34	320	371
Citigroup, Inc.
4.13%, 7/25/28	324	313
3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	235	217
JPMorgan Chase & Co.
3.38%, 5/1/23	316	310
2.95%, 10/1/26, Callable 7/1/26 @ 100	175	163
5.60%, 7/15/41	230	266
5.40%, 1/6/42	190	214
KeyCorp, 4.10%, 4/30/28, MTN	159	158

See notes to schedule of portfolio investments.

Security Description	Principal Amount	Value
Morgan Stanley
2.65%, 1/27/20	$630	$627
3.13%, 7/27/26, MTN	545	507
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	155	159
Regions Financial Corp.
3.20%, 2/8/21, Callable 1/8/21 @ 100	364	361
2.75%, 8/14/22, Callable 7/14/22 @ 100	181	174
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	255
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	266
Torchmark Corp., 9.25%, 6/15/19	410	427
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (b)	500	495
Wachovia Corp., 5.50%, 8/1/35	140	152
Wells Fargo & Co.
3.45%, 2/13/23	585	574
4.90%, 11/17/45	185	187
		8,986
Health Care (3.5%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100	254	247
3.38%, 11/14/21	92	92
Amgen, Inc., 6.90%, 6/1/38	125	156
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	350	337
CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	194	192
Express Scripts Holding Co., 2.25%, 6/15/19	415	413
Gilead Sciences, Inc.
4.40%, 12/1/21, Callable 9/1/21 @ 100	835	863
4.80%, 4/1/44, Callable 10/1/43 @ 100	213	220
Humana, Inc, 2.90%, 12/15/22, Callable 11/15/22 @ 100	536	519
		3,039
Industrials (2.5%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	917
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	115	99
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	215
Rockwell Automation, Inc., 6.25%, 12/1/37	155	188
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	150	148
Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	233	234
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100	370	334
		2,135
Information Technology (2.3%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	223	241
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	287	313
Broadcom Corp., 3.63%, 1/15/24, Callable 11/15/23 @ 100	459	446
Maxim Integrated Product, Inc., 2.50%, 11/15/18	850	850
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	160
		2,010
Materials (0.8%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100	245	229
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	190	191
5.20%, 11/2/40	100	112
Southern Copper Corp., 5.25%, 11/8/42	160	162
		694
Utilities (2.0%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	233
Consolidated Edison, Inc., 6.30%, 8/15/37	250	312
Exelon Corp., 3.50%, 6/1/22, Callable 5/1/22 @ 100	467	459
Iberdrola International BV
6.75%, 9/15/33	50	57
6.75%, 7/15/36	110	138
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	212

See notes to schedule of portfolio investments.

Security Description	Principal Amount	Value
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100	$320	$311
		1,722
Total Corporate Bonds (Cost $25,853)		25,477

Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.54%(LIBOR01M+132bps), 10/25/32, Callable 10/25/18 @ 100(a)	146	148
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/29 @ 100(b)(c)	206	203
Total Residential Mortgage Backed Securities (Cost $353)		351

U.S. Government Mortgage Backed Agencies (43.3%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20	2	2
9.00%, 4/1/25	20	22
Series 4139, Class DA, 1.25%, 12/15/27	1,171	1,091
7.50%, 8/1/29	10	11
Series 4395, Class PA, 2.50%, 4/15/37	433	415
5.00%, 7/1/39	3,730	3,962
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/48	4,799	4,743
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40	1,383	1,325
Series 4049, Class AB, 2.75%, 12/15/41	222	218
Series 4494, Class JA, 3.75%, 5/15/42	849	860
3.00%, 10/1/46	759	728
4.50%, 5/1/47	3,359	3,473
		16,850
Federal National Mortgage Association
Series 1990-5, Class J, 8.20%, 1/25/20	4	4
6.00%, 2/1/37	407	441
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47	865	825
Series 2013-137, Class A, 3.50%, 3/25/40 - 11/1/47	5,649	5,607
Series 2011-21, Class PA, 4.50%, 5/25/40	1,013	1,040
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/1/47	5,795	5,573
Series 2013-81, Class KA, 2.75%, 9/25/42	918	895
4.00%, 5/1/43 - 9/1/48	4,970	5,043
Series 2015-61, Class PV, 3.50%, 5/25/44 (c)	939	931
		20,359
Total U.S. Government Mortgage Backed Agencies (Cost $38,292)		37,209

U.S. Treasury Obligations (12.0%)
U.S. Treasury Bonds, 2.88%, 5/15/43	1,495	1,414
U.S. Treasury Notes
1.50%, 5/31/20, 5/31/20	271	265
2.75%, 4/30/23, 4/30/23	6,451	6,398
2.75%, 2/15/28, 2/15/28	1,284	1,252
U.S. Treasury Bills, 2.22%, 1/31/19 (d)	1,000	992
Total U.S. Treasury Obligations (Cost $10,648)		10,321
Total Investments (Cost $85,604) — 97.2%		83,690
Other assets in excess of liabilities — 2.8%		2,447
NET ASSETS - 100.00%		$86,137

(a)                       Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.

(b)                       Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $5,184 (thousands) and amounted to 6.0% of net assets.

(c)                        The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2018.

(d)                       Rate represents the effective yield at September 30, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

See notes to schedule of portfolio investments.

LP—Limited Partnership

MTN—Medium Term Note

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Future	25	12/19/18	$2,999,483	$2,969,531	$(29,952)
2-Year U.S. Treasury Note Future	9	12/31/18	1,901,140	1,896,609	(4,531)
30-Year U.S. Treasury Bond Future	44	12/19/18	6,322,402	6,182,000	(140,402)
5-Year U.S. Treasury Note Future	67	12/31/18	7,588,504	7,535,930	(52,574)
					$(227,459)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(227,459)
	Total net unrealized appreciation (depreciation)				$(227,459)

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

(Amounts not in thousands)

Underlying Instrument	Fixed Deal Payment Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North American High Yield Index; Series 30	5.00%	6/20/23	Daily	3.31%	$8,500,000	$(625,190)	$(577,388)	$(47,802)

(a)                       When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                       Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                        The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See notes to schedule of portfolio investments.

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

1. Organization:

The Victory Portfolios (the “Trust”) currently offers shares of 42 funds. The accompanying Schedules of Portfolio Investments are those of the following 12 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory Integrity Discovery Fund (“Integrity Discovery Fund”)	Classes A, C, R and Y	Seeks to provide capital appreciation
Victory Integrity Mid-Cap Value Fund (“Integrity Mid-Cap Value Fund”)	Classes A, R6 and Y	Seeks to provide capital appreciation
Victory Integrity Small-Cap Value Fund (“Integrity Small-Cap Value Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory Integrity Small/Mid-Cap Value Fund (“Integrity Small/Mid-Cap Value Fund”)	Classes A, R6 and Y	Seeks to provide capital appreciation
Victory Munder Multi-Cap Fund (“Munder Multi-Cap Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory S&P 500 Index Fund (“S&P 500 Index Fund”)	Classes A, R and Y	Seeks to provide performance and income that is comparable to the S&P 500(C) Index
Victory Munder Mid-Cap Core Growth Fund (“Munder Mid-Cap Core Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Munder Small Cap Growth Fund (“Munder Small Cap Growth Fund”)	Classes A, I and Y	Seeks to provide long-term capital appreciation
Victory Trivalent Emerging Markets Small-Cap Fund (“Trivalent Emerging Markets Small-Cap Fund”)	Classes A and Y	Seeks to provide long-term growth of capital
Victory Trivalent International Fund-Core Equity (“Trivalent International Fund-Core Equity)	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Victory Trivalent International Small-Cap Fund (“Trivalent International Small-Cap Fund”)	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Victory INCORE Total Return Bond Fund (“INCORE Total Return Bond Fund”)	Classes A, C, R6 and Y	Seeks to provide a high level of current income together with capital appreciation

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts

Notes to Schedules of Portfolio Investments - continued
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at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements, are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to

Notes to Schedules of Portfolio Investments - continued
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the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of September 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$148,266	$—	$—	$—	$148,266	$—
Collateral for Securities Loaned	21,591	—	—	—	21,591	—
Total	169,857	—	—	—	169,857	—

Integrity Mid-Cap Value Fund
Common Stocks	74,148	—	—	—	74,148	—
Collateral for Securities Loaned	3,641	—	—	—	3,641	—
Total	77,789	—	—	—	77,789	—

Integrity Small-Cap Value Fund
Common Stocks	2,545,712	—	—	—	2,545,712	—
Exchange-Traded Funds	13,287	—	—	—	13,287	—
Collateral for Securities Loaned	267,332	—	—	—	267,332	—
Total	2,826,331	—	—	—	2,826,331	—

Integrity Small/Mid-Cap Value Fund
Common Stocks	126,232	—	—	—	126,232	—
Exchange-Traded Funds	128	—	—	—	128	—
Collateral for Securities Loaned	10,578	—	—	—	10,578	—
Total	136,938	—	—	—	136,938	—

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios	September 30, 2018
(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Munder Multi-Cap Fund
Common Stocks	$430,390		$—	$—	$—	$430,390	$—
Exchange-Traded Funds	2,274		—	—	—	2,274	—
Collateral for Securities Loaned	7,361		—	—	—	7,361	—
Total	440,025		—	—	—	440,025	—

S&P 500 Index Fund
Common Stocks	238,879		—	—	—	238,879	—
Collateral for Securities Loaned	6,959		—	—	—	6,959	—
Futures Contracts	—		11	—	—	—	11
Total	245,838		11	—	—	245,838	11

Munder Mid-Cap Core Growth Fund
Common Stocks	3,024,921		—	—	—	3,024,921	—
Exchange-Traded Funds	40,059		—	—	—	40,059	—
Collateral for Securities Loaned	157,850		—	—	—	157,850	—
Total	3,222,830		—	—	—	3,222,830	—

Munder Small Cap Growth Fund
Common Stocks	10,313		—	—	—	10,313	—
Exchange-Traded Funds	105		—	—	—	105	—
Warrants	17		—	—	—	17	—
Collateral for Securities Loaned	785		—	—	—	785	—
Total	11,220		—	—	—	11,220	—

Trivalent Emerging Markets Small-Cap Fund
Common Stocks	964	(a)	—	7,827	—	8,791	—
Exchange-Traded Funds	89		—	—	—	89	—
Collateral for Securities Loaned	84		—	—	—	84	—
Total	1,137		—	7,827	—	8,964	—

Trivalent International Fund-Core Equity
Common Stocks	3,084	(b)	—	23,127	—	26,211	—
Preferred Stocks	126	(b)	—	—	—	126	—
Exchange-Traded Funds	173		—	—	—	173	—
Collateral for Securities Loaned	467		—	—	—	467	—
Total	3,850		—	23,127	—	26,977	—

Trivalent International Small-Cap Fund
Common Stocks	175,702	(c)	—	1,649,675	—	1,825,377	—
Exchange-Traded Funds	14,625		—	—	—	14,625	—
Collateral for Securities Loaned	39,327		—	—	—	39,327	—
Total	229,654		—	1,649,675	—	1,879,329	—

Notes to Schedules of Portfolio Investments - continued
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	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
INCORE Total Return Bond Fund
Asset Backed Securities	$—	$—	$6,901	$—	$6,901	$—
Collateralized Mortgage Obligations	—	—	3,431	—	3,431	—
Corporate Bonds	—	—	25,477	—	25,477	—
Residential Mortgage Backed Securities	—	—	351	—	351	—
U.S. Government Mortgage Backed Agencies	—	—	37,209	—	37,209	—
U.S. Treasury Obligations	—	—	10,321	—	10,321	—
Futures Contracts	—	(227)	—	—	—	(227)
Credit Default Swap	—	—	—	(48)	—	(48)
Total	—	(227)	83,690	(48)	83,690	(275)

^                                          Other Financial investments include any derivate instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as future contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) All securities categorized as Brazil, Mexico, and all ADRs.

(b) All securities categorized as Brazil, Canada, Mexico and all ADRs.

(c) All securities categorized as Argentina and Canada.

There were no transfers among any levels during the period ended September 30, 2018.

For the period ended September 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. As of September 30, 2018, the Funds had no outstanding when-issued purchase commitments.

Notes to Schedules of Portfolio Investments - continued
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Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging

Notes to Schedules of Portfolio Investments - continued
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purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional Information.

Notes to Schedules of Portfolio Investments - continued
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Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

Notes to Schedules of Portfolio Investments - continued
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As of September 30, 2018, the INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (in thousands) is a summary of the Funds’ securities lending transactions which are subject to offset under the MSLA as of September 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Notes to Schedules of Portfolio Investments - continued
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	Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
Fund	(Value of Securities on Loan)	Cash Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
Integrity Discovery Fund	$20,917	$21,591	$—	$—	$—	$674
Integrity Mid-Cap Value Fund	3,558	3,641	—	—	—	83
Integrity Small-Cap Value Fund	261,738	267,332	—	—	—	5,594
Integrity Small/Mid-Cap Value Fund	10,347	10,578	—	—	—	231
Munder Multi-Cap Fund	7,119	7,361	—	—	—	242
S&P 500 Index Fund	6,790	6,959	—	—	—	169
Munder Mid-Cap Core Growth Fund	154,898	157,850	—	—	—	2,952
Munder Small Cap Growth Fund	763	785	—	—	—	22
Trivalent Emerging Markets Small-Cap Fund	79	83	—	—	—	4
Trivalent International Fund-Core Equity	442	466	—	—	—	24
Trivalent International Small-Cap Fund	59,088	39,327	533	3,462	17,395	1,629

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the  private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future

Notes to Schedules of Portfolio Investments - continued
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could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ Adviser, Victory Capital Management Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule introduced Form N-PORT as a new regulatory reporting form for investment companies. The Funds’ compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds’ adoption of the amendment has no effect on the Funds’ net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 20, 2018